UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

RL&F Service Corp.

One Rodney Square 10th Floor

Tenth and King Streets Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1. Schedules of Investments.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Shares	Value
COMMON STOCKS—97.93%

AEROSPACE & DEFENSE—1.57%
Boeing Co. (The)	20,120	$1,153,882
General Dynamics Corp.	109,062	8,029,144
Goodrich Corp.	86,099	3,581,718
Northrop Grumman Corp.	170,283	10,308,933
Raytheon Co.	9,681	518,030

		23,591,707
AGRICULTURE—2.56%
Altria Group Inc.(a)	605,451	12,012,148
Monsanto Co.	64,052	6,339,867
Philip Morris International Inc.	420,087	20,206,185

		38,558,200
AIRLINES—0.04%
AMR Corp.(a)(b)	43,483	427,003
Southwest Airlines Co.	13,662	198,236

		625,239
APPAREL—0.02%
Jones Apparel Group Inc.(a)	12,330	228,228
Liz Claiborne Inc.(a)	7,575	124,457

		352,685
AUTO MANUFACTURERS—0.05%
General Motors Corp.(a)	79,759	753,723

		753,723
AUTO PARTS & EQUIPMENT—0.12%
Autoliv Inc.	18,407	621,236
TRW Automotive Holdings Corp.(b)	21,330	339,360
WABCO Holdings Inc.(a)	23,753	844,182

		1,804,778
BANKS—4.54%
Bank of America Corp.	661,667	23,158,345
Bank of New York Mellon Corp. (The)	277,830	9,051,701
Colonial BancGroup Inc. (The)(a)	17,895	140,655
Comerica Inc.	13,042	427,647
Discover Financial Services LLC	15,430	213,243
Huntington Bancshares Inc.(a)	52,062	415,975
KeyCorp(a)	133,895	1,598,706
National City Corp.(a)	109,262	191,208
Northern Trust Corp.	85,012	6,137,866
PNC Financial Services Group Inc. (The)	28,076	2,097,277
Regions Financial Corp.(a)	100,457	964,387
State Street Corp.	52,279	2,973,630
U.S. Bancorp(a)	134,874	4,858,161
Wachovia Corp.(a)	442,750	1,549,625

Wells Fargo & Co.	357,668	13,423,280
Zions Bancorporation(a)	31,625	1,223,887

		68,425,593
BEVERAGES—2.69%
Anheuser-Busch Companies Inc.	103,882	6,739,864
Coca-Cola Co. (The)	17,670	934,390
Coca-Cola Enterprises Inc.	41,539	696,609
Molson Coors Brewing Co. Class B	76,694	3,585,444
Pepsi Bottling Group Inc.(a)	139,335	4,064,402
PepsiAmericas Inc.(a)	102,063	2,114,745
PepsiCo Inc.	313,260	22,326,040

		40,461,494
BIOTECHNOLOGY—2.03%
Amgen Inc.(b)	341,230	20,224,702
Biogen Idec Inc.(b)	204,393	10,278,924

		30,503,626
BUILDING MATERIALS—0.03%
Lennox International Inc.(a)	15,065	501,213

		501,213
CHEMICALS—1.41%
Air Products and Chemicals Inc.	5,011	343,203
Airgas Inc.	25,124	1,247,407
Ashland Inc.(a)	63,489	1,856,418
CF Industries Holdings Inc.	35,568	3,253,049
Cytec Industries Inc.	66,837	2,600,628
Lubrizol Corp.(a)	104,019	4,487,380
Mosaic Co. (The)	95,322	6,483,802
Terra Industries Inc.(a)	32,164	945,622

		21,217,509
COAL—0.17%
Arch Coal Inc.	1,242	40,849
Massey Energy Co.(a)	72,496	2,585,932

		2,626,781
COMMERCIAL SERVICES—1.68%
Accenture Ltd.(a)	275,860	10,482,680
Apollo Group Inc. Class A(a)(b)	70,055	4,154,261
Deluxe Corp.	4,236	60,956
H&R Block Inc.	45,702	1,039,720
ITT Educational Services Inc.(b)	21,818	1,765,294
Lender Processing Services Inc.	21,462	655,020
Manpower Inc.(a)	61,428	2,651,232
Moody’s Corp.(a)	30,701	1,043,834
Ticketmaster Entertainment Inc.(b)	13,866	148,782
Tree.com Inc.(b)	2,312	11,144
Visa Inc. Class A	4,725	290,068
Weight Watchers International Inc.(a)	10,746	393,304
Western Union Co.(a)	105,776	2,609,494

		25,305,789
COMPUTERS—4.21%
Apple Inc.(b)	127,272	14,465,736
Dell Inc.(b)	15,173	250,051

Hewlett-Packard Co.(a)	374,818	17,331,584
International Business Machines Corp.	169,425	19,815,948
Lexmark International Inc. Class A(b)	7,137	232,452
Seagate Technology(a)	459,334	5,567,128
Sun Microsystems Inc.(a)(b)	315,289	2,396,196
Teradata Corp.(b)	168,482	3,285,399

		63,344,494
COSMETICS & PERSONAL CARE—3.94%
Avon Products Inc.(a)	13,107	544,858
Colgate-Palmolive Co.(a)	220,685	16,628,615
Procter & Gamble Co. (The)(a)	604,301	42,113,737

		59,287,210
DISTRIBUTION & WHOLESALE—0.18%
Genuine Parts Co.	8,584	345,163
W.W. Grainger Inc.(a)	26,317	2,288,789
WESCO International Inc.(a)(b)	1,523	49,010

		2,682,962
DIVERSIFIED FINANCIAL SERVICES—5.93%
American Express Co.	145,517	5,155,667
AmeriCredit Corp.(a)(b)	38,858	393,632
Ameriprise Financial Inc.(a)	136,443	5,212,123
BlackRock Inc.	953	185,358
Capital One Financial Corp.(a)	54,177	2,763,027
CIT Group Inc.	57,147	397,743
Citigroup Inc.	1,008,151	20,677,177
CME Group Inc.	2,429	902,398
Franklin Resources Inc.	13,126	1,156,794
Goldman Sachs Group Inc. (The)	63,066	8,072,448
Invesco Ltd.	114,843	2,409,406
JPMorgan Chase & Co.(a)	593,666	27,724,202
Merrill Lynch & Co. Inc.	221,158	5,595,297
Morgan Stanley(a)	159,883	3,677,309
NYSE Euronext Inc.	104,332	4,087,728
SLM Corp.(a)(b)	67,652	834,826
Waddell & Reed Financial Inc. Class A	5,100	126,225

		89,371,360
ELECTRIC—2.90%
AES Corp. (The)(b)	514,641	6,016,153
American Electric Power Co. Inc.	2,198	81,392
Constellation Energy Group Inc.	25,664	623,635
DTE Energy Co.	7,101	284,892
Edison International(a)	369,293	14,734,791
FirstEnergy Corp.(a)	275,215	18,436,653
Pepco Holdings Inc.(a)	78,007	1,787,140
PG&E Corp.	7,186	269,116
Public Service Enterprise Group Inc.	46,068	1,510,570

		43,744,342
ELECTRICAL COMPONENTS & EQUIPMENT—1.21%
Emerson Electric Co.	447,121	18,238,066

		18,238,066

ELECTRONICS—0.98%
Agilent Technologies Inc.(a)(b)	299,094	8,871,128
Applied Biosystems Inc.	86,169	2,951,288
Flextronics International Ltd.(a)(b)	88,944	629,724
Jabil Circuit Inc.(a)	135,225	1,290,046
Thermo Fisher Scientific Inc.(b)	2,133	117,315
Tyco Electronics Ltd.	10,258	283,736
Waters Corp.(b)	10,624	618,104

		14,761,341
ENGINEERING & CONSTRUCTION—0.93%
Fluor Corp.(a)	169,145	9,421,377
Jacobs Engineering Group Inc.(b)	52,027	2,825,586
KBR Inc.	59,789	912,978
McDermott International Inc.(b)	32,550	831,653

		13,991,594
ENTERTAINMENT—0.00%
International Speedway Corp. Class A	1,724	67,081

		67,081
ENVIRONMENTAL CONTROL—0.18%
Republic Services Inc.	83,466	2,502,311
Waste Management Inc.	4,904	154,427

		2,656,738
FOOD—2.20%
Campbell Soup Co.	1,372	52,959
Dean Foods Co.(b)	6,008	140,347
General Mills Inc.	251,305	17,269,680
H.J. Heinz Co.	66,689	3,332,449
Hormel Foods Corp.	16,132	585,269
J.M. Smucker Co. (The)(a)	8,740	443,031
Kellogg Co.	26,897	1,508,922
Sara Lee Corp.	398,824	5,037,147
SUPERVALU Inc.(a)	106,431	2,309,553
Wm. Wrigley Jr. Co.	31,104	2,469,658

		33,149,015
FOREST PRODUCTS & PAPER—0.30%
International Paper Co.(a)	173,830	4,550,869

		4,550,869
GAS—0.19%
Energen Corp.	30,031	1,359,804
UGI Corp.(a)	60,924	1,570,621

		2,930,425
HEALTH CARE - PRODUCTS—5.31%
Alcon Inc.(a)	65,867	10,638,179
Baxter International Inc.	248,146	16,285,822
Becton, Dickinson and Co.	169,878	13,634,408
Covidien Ltd.	98,527	5,296,812
Johnson & Johnson	250,808	17,375,978
Medtronic Inc.	19,016	952,702
St. Jude Medical Inc.(a)(b)	291,709	12,686,424
TECHNE Corp.(b)	550	39,666
Zimmer Holdings Inc.(b)	48,633	3,139,746

		80,049,737

HEALTH CARE - SERVICES—0.85%
Health Net Inc.(b)	50,129	1,183,044
UnitedHealth Group Inc.	141,863	3,601,902
Universal Health Services Inc. Class B	10,523	589,604
WellCare Health Plans Inc.(b)	22,327	803,772
WellPoint Inc.(b)	141,182	6,603,082

		12,781,404
HOLDING COMPANIES - DIVERSIFIED—0.01%
Walter Industries Inc.	1,465	69,514

		69,514
HOME BUILDERS—0.24%
Centex Corp.(a)	24,411	395,458
D.R. Horton Inc.(a)	39,589	515,449
NVR Inc.(a)(b)	4,641	2,654,652

		3,565,559
HOME FURNISHINGS—0.01%
Harman International Industries Inc.	2,716	92,534

		92,534
HOUSEHOLD PRODUCTS & WARES—0.00%
Blyth Inc.	4,480	50,803

		50,803
INSURANCE—2.18%
Aflac Inc.	3,251	190,996
Allstate Corp. (The)	21,450	989,274
American International Group Inc.(a)	299,573	997,578
Aon Corp.	26,256	1,180,470
Axis Capital Holdings Ltd.	89,367	2,833,828
Genworth Financial Inc. Class A(a)	311,000	2,677,710
Marsh & McLennan Companies Inc.(a)	99,456	3,158,723
MetLife Inc.	69,228	3,876,768
Principal Financial Group Inc.	14,357	624,386
Protective Life Corp.	7,759	221,209
Prudential Financial Inc.(a)	77,678	5,592,816
Reinsurance Group of America Inc.	5,444	293,976
Torchmark Corp.	5,941	355,272
Travelers Companies Inc. (The)	160,583	7,258,352
Unum Group	6,957	174,621
W.R. Berkley Corp.	72,064	1,697,107
Willis Group Holdings Ltd.	24,339	785,176

		32,908,262
INTERNET—1.79%
eBay Inc.(b)	495,863	11,097,414
Google Inc. Class A(b)	23,318	9,339,325
IAC/InterActiveCorp.(b)	29,402	508,655
Sohu.com Inc.(b)	1,264	70,468
Symantec Corp.(b)	299,803	5,870,143

		26,886,005
IRON & STEEL—0.19%
Reliance Steel & Aluminum Co.(a)	75,315	2,859,711

		2,859,711

LODGING—0.32%
Choice Hotels International Inc.(a)	82,156	2,226,428
Wyndham Worldwide Corp.	162,456	2,552,184

		4,778,612
MACHINERY—0.22%
Gardner Denver Inc.(b)	10,817	375,566
Manitowoc Co. Inc. (The)(a)	82,445	1,282,020
Terex Corp.(b)	53,053	1,619,178

		3,276,764
MANUFACTURING—2.98%
Cooper Industries Ltd.(a)	20,731	828,203
Dover Corp.(a)	152,853	6,198,189
General Electric Co.	891,313	22,728,482
Honeywell International Inc.	277,638	11,535,859
Parker Hannifin Corp.	22,111	1,171,883
Tyco International Ltd.	69,777	2,443,591

		44,906,207
MEDIA—2.87%
CBS Corp. Class B	112,847	1,645,309
DIRECTV Group Inc. (The)(a)(b)	318,157	8,326,169
Dish Network Corp. Class A(b)	149,912	3,148,152
Gannett Co. Inc.(a)	113,648	1,921,788
McGraw-Hill Companies Inc. (The)	46,840	1,480,612
News Corp. Class A	7,062	84,673
Time Warner Inc.(a)	1,395,403	18,293,733
Viacom Inc. Class B(b)	210,879	5,238,234
Walt Disney Co. (The)	98,751	3,030,668

		43,169,338
METAL FABRICATE & HARDWARE—0.09%
Commercial Metals Co.	17,907	302,449
Timken Co. (The)(a)	39,453	1,118,493

		1,420,942
MINING—0.04%
Southern Copper Corp.(a)	33,569	640,497

		640,497
OIL & GAS—10.54%
Apache Corp.	79,620	8,302,774
Cabot Oil & Gas Corp.	2,133	77,087
Chevron Corp.	149,899	12,363,670
ConocoPhillips	386,511	28,311,931
Devon Energy Corp.	84,900	7,742,880
ENSCO International Inc.(a)	168,329	9,700,800
Exxon Mobil Corp.	767,476	59,602,186
Noble Corp.	143,356	6,293,328
Noble Energy Inc.	172,862	9,609,399
Occidental Petroleum Corp.	151,948	10,704,737
Valero Energy Corp.(a)	200,331	6,070,029

		158,778,821
OIL & GAS SERVICES—1.46%
Baker Hughes Inc.(a)	134,258	8,127,979

Dresser-Rand Group Inc.(a)(b)	37,446	1,178,426
FMC Technologies Inc.(a)(b)	5,125	238,569
Halliburton Co.	207,949	6,735,468
Oil States International Inc.(a)(b)	5,645	199,551
Schlumberger Ltd.	29,858	2,331,611
Smith International Inc.(a)	7,359	431,532
Superior Energy Services Inc.(a)(b)	88,943	2,769,685

		22,012,821
PACKAGING & CONTAINERS—0.55%
Crown Holdings Inc.(a)(b)	146,231	3,247,791
Owens-Illinois Inc.(b)	91,408	2,687,395
Packaging Corp. of America	4,814	111,589
Sonoco Products Co.	73,055	2,168,272

		8,215,047
PHARMACEUTICALS—5.27%
Abbott Laboratories	32,726	1,884,363
Bristol-Myers Squibb Co.(a)	611,757	12,755,133
Cardinal Health Inc.	9,311	458,846
Eli Lilly and Co.	342,044	15,060,197
Express Scripts Inc.(a)(b)	48,168	3,555,762
Forest Laboratories Inc.(a)(b)	365,102	10,325,085
King Pharmaceuticals Inc.(a)(b)	120,694	1,156,249
Medco Health Solutions Inc.(b)	4,345	195,525
Merck & Co. Inc.	275,208	8,685,564
Pfizer Inc.	1,362,976	25,133,277
Sepracor Inc.(b)	12,790	234,185

		79,444,186
PIPELINES—0.84%
Williams Companies Inc. (The)	537,707	12,716,771

		12,716,771
REAL ESTATE—0.03%
Jones Lang LaSalle Inc.(a)	9,825	427,191

		427,191
REAL ESTATE INVESTMENT TRUSTS—1.43%
CBL & Associates Properties Inc.	3,132	62,891
General Growth Properties Inc.(a)	7,633	115,258
Hospitality Properties Trust(a)	14,711	301,870
Host Hotels & Resorts Inc.(a)	437,570	5,815,305
ProLogis	111,542	4,603,338
Public Storage(a)	101,943	10,093,376
SL Green Realty Corp.	9,205	596,484

		21,588,522
RETAIL—6.38%
Big Lots Inc.(a)(b)	98,939	2,753,472
BJ’s Wholesale Club Inc.(a)(b)	68,561	2,664,280
CVS Caremark Corp.	100,886	3,395,823
Dollar Tree Inc.(a)(b)	156,801	5,701,284
Family Dollar Stores Inc.(a)	45,530	1,079,061
Gap Inc. (The)(a)	434,079	7,717,925
Home Depot Inc.(a)	296,164	7,667,686
HSN Inc.(b)	13,866	152,665
Macy’s Inc.(a)	233,692	4,201,782

McDonald’s Corp.	359,215	22,163,566
Office Depot Inc.(b)	175,038	1,018,721
OfficeMax Inc.(a)	15,290	135,928
Penske Automotive Group Inc.(a)	41,481	475,787
RadioShack Corp.(a)	97,214	1,679,858
Ross Stores Inc.	8,572	315,535
TJX Companies Inc. (The)(a)	183,915	5,613,086
Wal-Mart Stores Inc.	489,230	29,299,985

		96,036,444
SAVINGS & LOANS—0.25%
Hudson City Bancorp Inc.	24,331	448,907
New York Community Bancorp Inc.(a)	144,907	2,432,989
Sovereign Bancorp Inc.	213,168	842,014

		3,723,910
SEMICONDUCTORS—2.38%
Analog Devices Inc.	10,715	282,340
Atmel Corp.(a)(b)	15,961	54,108
Integrated Device Technology Inc.(a)(b)	103,712	806,879
Intel Corp.	1,235,511	23,141,121
LSI Corp.(a)(b)	452,250	2,424,060
Marvell Technology Group Ltd.(b)	63,267	588,383
MEMC Electronic Materials Inc.(b)	23,470	663,262
NVIDIA Corp.(a)(b)	288,679	3,091,752
QLogic Corp.(a)(b)	72,893	1,119,636
Texas Instruments Inc.	173,975	3,740,463

		35,912,004
SOFTWARE—4.55%
Adobe Systems Inc.(a)(b)	278,136	10,978,028
Autodesk Inc.(a)(b)	164,531	5,520,015
Broadridge Financial Solutions Inc.	46,808	720,375
Dun & Bradstreet Corp. (The)	25,648	2,420,145
IMS Health Inc.(a)	206,636	3,907,487
MasterCard Inc. Class A(a)	5,445	965,562
Metavante Technologies Inc.(b)	35,580	685,271
Microsoft Corp.	1,440,821	38,455,512
Oracle Corp.(b)	165,794	3,367,276
Paychex Inc.	47,649	1,573,846

		68,593,517
TELECOMMUNICATIONS—5.19%
ADTRAN Inc.(a)	12,091	235,654
AT&T Inc.	981,154	27,393,820
Ciena Corp.(b)	20,588	207,527
Cisco Systems Inc.(b)	749,696	16,913,142
Embarq Corp.(a)	83,414	3,382,438
Harris Corp.	28,436	1,313,743
Millicom International Cellular SA(a)	7,080	486,184
Motorola Inc.	248,203	1,772,169
QUALCOMM Inc.	252,274	10,840,214
Sprint Nextel Corp.(a)	1,096,655	6,689,596
Telephone and Data Systems Inc. Special	14,876	534,048
United States Cellular Corp.(a)(b)	3,566	167,317
Verizon Communications Inc.	257,656	8,268,181

		78,204,033

TOYS, GAMES & HOBBIES—0.36%
Hasbro Inc.(a)	154,353	5,359,136

		5,359,136
TRANSPORTATION—1.54%
Burlington Northern Santa Fe Corp.	953	88,086
CSX Corp.	69,755	3,806,530
FedEx Corp.	45,263	3,577,588
Frontline Ltd.(a)	4,900	235,543
Kirby Corp.(a)(b)	85,760	3,253,734
Landstar System Inc.(a)	18,085	796,825
Norfolk Southern Corp.	70,128	4,643,175
Union Pacific Corp.	82,443	5,866,644
UTi Worldwide Inc.	2,574	43,809
YRC Worldwide Inc.(a)(b)	79,452	950,246

		23,262,180

TOTAL COMMON STOCKS
(Cost: $1,674,717,616)		1,475,234,306

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.15%

MONEY MARKET FUNDS—13.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(c)(d)	26,330,171	26,330,171
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	169,768,369	169,768,369

		196,098,540
U.S. TREASURY OBLIGATIONS—0.13%
U.S. Treasury Bill
0.67%, 12/26/08(f)(g)	$2,000,000	1,996,822

		1,996,822

TOTAL SHORT-TERM INVESTMENTS
(Cost: $198,096,963)		198,095,362

TOTAL INVESTMENTS IN SECURITIES — 111.08%
(Cost: $1,872,814,579)		1,673,329,668
Other Assets, Less Liabilities — (11.08)%		(166,847,809)

NET ASSETS — 100.00%		$1,506,481,859

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (December 2008)	618	$36,122,100	$(1,061,049)

			$(1,061,049)

See accompanying notes to schedules of investments.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES—20.16%

AEROSPACE & DEFENSE—0.22%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$96,619
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	95,265
United Technologies Corp.
6.10%, 05/15/12	100,000	103,500

		295,384
AGRICULTURE—0.17%
Philip Morris International Inc.
5.65%, 05/16/18	250,000	231,083

		231,083
BANKS—3.54%
Abbey National PLC
7.95%, 10/26/29	100,000	96,554
American Express Centurion Bank
5.20%, 11/26/10	200,000	187,379
Bank of America Corp.
5.49%, 03/15/19	200,000	154,934
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	250,000	237,704
Capital One Financial Corp.
6.75%, 09/15/17	100,000	88,030
Deutsche Bank AG London
5.38%, 10/12/12	100,000	96,356
HSBC Holdings PLC
5.25%, 12/12/12	300,000	285,348
KfW
0.00%, 04/18/36	250,000	64,884
3.25%, 02/15/11	400,000	402,860
3.25%, 03/15/13	500,000	491,725
4.50%, 07/16/18	250,000	251,066
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	508,415
NationsBank Corp.
7.75%, 08/15/15	250,000	244,952
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	245,429
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	213,256
Swiss Bank Corp.
7.00%, 10/15/15	150,000	145,506
US Bank N.A.
6.38%, 08/01/11	250,000	252,356
Wachovia Bank N.A.
6.60%, 01/15/38	50,000	29,622
Wachovia Corp.
5.50%, 08/01/35	150,000	78,619

Wells Fargo & Co.
4.20%, 01/15/10	500,000	493,137
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	258,596

		4,826,728
BEVERAGES—0.33%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	100,000	81,017
Bottling Group LLC
4.63%, 11/15/12	100,000	98,396
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	115,208
Diageo Capital PLC
5.20%, 01/30/13	150,000	149,263

		443,884
BUILDING MATERIALS—0.14%
Masco Corp.
5.88%, 07/15/12	200,000	191,051

		191,051
CHEMICALS—0.22%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	101,129
E.I. du Pont de Nemours and Co.
6.88%, 10/15/09	100,000	102,577
Praxair Inc.
4.63%, 03/30/15	100,000	93,036

		296,742
COMPUTERS—0.39%
Dell Inc.
5.65%, 04/15/18(a)	300,000	275,484
International Business Machines Corp.
4.75%, 11/29/12	250,000	250,265

		525,749
DIVERSIFIED FINANCIAL SERVICES—4.01%
American Express Credit Corp. Series BE
7.30%, 08/20/13	100,000	96,453
American General Finance Corp.
6.90%, 12/15/17	200,000	92,738
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	186,978
CIT Group Funding Co. of Canada
4.65%, 07/01/10	250,000	176,692
Citigroup Capital XXI
8.30%, 12/21/37	50,000	37,253
Citigroup Inc.
5.00%, 09/15/14	177,000	135,708
5.30%, 10/17/12	250,000	222,556
6.50%, 08/19/13	150,000	133,315
6.63%, 06/15/32	100,000	72,464
6.88%, 03/05/38	100,000	81,797
Credit Suisse First Boston USA Inc.
6.50%, 01/15/12	100,000	98,680

Credit Suisse USA Inc.
6.13%, 11/15/11	250,000	245,981
General Electric Capital Corp.
5.63%, 05/01/18	300,000	253,583
5.88%, 01/14/38	100,000	73,725
6.75%, 03/15/32	250,000	208,671
Goldman Sachs Group Inc. (The)
5.95%, 01/18/18	300,000	247,489
6.13%, 02/15/33	200,000	144,322
6.88%, 01/15/11	400,000	382,367
Household Finance Corp.
8.00%, 07/15/10	250,000	255,113
HSBC Finance Corp.
5.50%, 01/19/16	100,000	90,221
International Lease Finance Corp.
5.45%, 03/24/11	250,000	187,530
John Deere Capital Corp.
7.00%, 03/15/12	150,000	157,368
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	222,804
6.00%, 01/15/18	250,000	227,968
6.40%, 05/15/38	100,000	86,455
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	100,000	77,536
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	200,000	187,527
6.11%, 01/29/37	100,000	69,422
6.15%, 04/25/13	300,000	277,217
Morgan Stanley
4.75%, 04/01/14	450,000	238,543
5.75%, 10/18/16	225,000	139,527
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	207,618
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	150,000	141,841

		5,457,462
ELECTRIC—1.79%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	95,710
Arizona Public Service Co.
6.50%, 03/01/12	100,000	99,463
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	99,557
Commonwealth Edison Co.
5.90%, 03/15/36	150,000	122,262
Consumers Energy Co.
5.00%, 02/15/12	150,000	144,261
Exelon Corp.
4.90%, 06/15/15	200,000	176,108
Florida Power & Light Co.
5.95%, 02/01/38	100,000	92,849
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	81,570
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	84,108
Northern States Power Co.
8.00%, 08/28/12	100,000	109,130

Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	143,757
Ontario Hydro Canada
7.45%, 03/31/13	150,000	170,581
Pacific Gas and Electric Co.
6.05%, 03/01/34	100,000	88,268
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	99,566
Progress Energy Inc.
7.10%, 03/01/11	175,000	179,816
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	99,642
San Diego Gas & Electric Co.
6.13%, 09/15/37	100,000	92,472
Southern California Edison Co.
5.00%, 01/15/16	200,000	189,732
Toledo Edison Co.
6.15%, 05/15/37	100,000	81,416
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	192,100

		2,442,368
ENVIRONMENTAL CONTROL—0.07%
Waste Management Inc.
7.00%, 07/15/28	100,000	91,051

		91,051
FOOD—0.79%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	167,674
Kellogg Co.
6.60%, 04/01/11	250,000	259,508
Kraft Foods Inc.
5.63%, 11/01/11	150,000	150,559
6.13%, 08/23/18	150,000	140,062
Kroger Co. (The)
6.15%, 01/15/20	100,000	91,679
Unilever Capital Corp.
7.13%, 11/01/10	250,000	266,735

		1,076,217
FOREST PRODUCTS & PAPER—0.13%
International Paper Co.
7.95%, 06/15/18	175,000	171,957

		171,957
HEALTH CARE - PRODUCTS—0.09%
Johnson & Johnson
5.15%, 08/15/12	125,000	129,998

		129,998
HEALTH CARE - SERVICES—0.27%
Aetna Inc.
6.75%, 12/15/37	50,000	45,650
UnitedHealth Group Inc.
6.88%, 02/15/38	100,000	88,039
WellPoint Inc.
5.25%, 01/15/16	250,000	230,279

		363,968

HOUSEHOLD PRODUCTS & WARES—0.15%
Kimberly-Clark Corp.
6.13%, 08/01/17	200,000	200,317

		200,317
INSURANCE—0.73%
Allstate Corp. (The)
7.20%, 12/01/09	250,000	253,883
American International Group Inc.
6.25%, 03/15/37	100,000	16,022
8.25%, 08/15/18(a)	100,000	58,097
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	99,550
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	75,393
ING Capital Funding Trust III
8.44%, 12/31/10	100,000	92,211
MetLife Inc.
5.38%, 12/15/12	200,000	193,275
5.70%, 06/15/35	100,000	78,671
Prudential Financial Inc. Series S
6.63%, 12/01/37	50,000	41,980
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	87,776

		996,858
MACHINERY—0.18%
Caterpillar Inc.
5.70%, 08/15/16	250,000	246,183

		246,183
MANUFACTURING—0.46%
General Electric Co.
5.00%, 02/01/13	100,000	92,102
5.25%, 12/06/17	100,000	87,503
Honeywell International Inc.
5.30%, 03/01/18(b)	100,000	94,125
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	147,825
Tyco International Group SA
6.38%, 10/15/11	200,000	201,628

		623,183
MEDIA—0.93%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	347,024
Comcast Corp.
6.45%, 03/15/37	100,000	80,656
Cox Communications Inc.
5.50%, 10/01/15	100,000	91,502
News America Inc.
6.20%, 12/15/34	100,000	79,729
TCI Communications Inc.
8.75%, 08/01/15	200,000	212,403
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	80,989

Viacom Inc.
5.63%, 08/15/12	200,000	188,299
6.88%, 04/30/36	100,000	80,168
Walt Disney Co. (The)
6.38%, 03/01/12	100,000	105,442

		1,266,212
MINING—0.33%
Alcan Inc.
4.88%, 09/15/12	150,000	144,828
Alcoa Inc.
5.90%, 02/01/27	150,000	120,568
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	100,000	96,008
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	89,011

		450,415
MULTI-NATIONAL—0.36%
European Investment Bank
4.88%, 02/16/16	250,000	258,426
5.13%, 09/13/16	225,000	236,370

		494,796
OIL & GAS—1.07%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	89,540
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	78,405
Apache Corp.
6.00%, 01/15/37	100,000	84,522
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	102,599
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	218,548
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	260,765
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	188,459
Marathon Oil Corp.
6.13%, 03/15/12	150,000	152,487
Suncor Energy Inc.
6.50%, 06/15/38	100,000	83,566
Transocean Inc.
5.25%, 03/15/13	100,000	97,158
XTO Energy Inc.
6.25%, 04/15/13	100,000	100,075

		1,456,124
PHARMACEUTICALS—0.76%
Abbott Laboratories
5.60%, 11/30/17	150,000	145,395
AstraZeneca PLC
5.90%, 09/15/17	200,000	196,927
Eli Lilly and Co.
5.50%, 03/15/27	50,000	47,518
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	250,000	234,698

Merck & Co. Inc.
5.95%, 12/01/28	100,000	99,197
Pharmacia Corp.
6.50%, 12/01/18	150,000	162,638
Wyeth
5.50%, 03/15/13	150,000	151,585

		1,037,958
PIPELINES—0.23%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	80,829
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	97,408
TransCanada PipeLines Ltd.
6.20%, 10/15/37	50,000	42,937
Williams Companies Inc. (The)
7.63%, 07/15/19	100,000	98,500

		319,674
REAL ESTATE INVESTMENT TRUSTS—0.34%
Boston Properties LP
6.25%, 01/15/13	200,000	198,250
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	79,942
Simon Property Group LP
5.63%, 08/15/14	200,000	184,112

		462,304
RETAIL—0.42%
Home Depot Inc.
5.88%, 12/16/36	100,000	70,297
J.C. Penney Co. Inc.
6.38%, 10/15/36	50,000	38,030
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	98,562
McDonald’s Corp.
5.35%, 03/01/18	100,000	96,766
Target Corp.
6.50%, 10/15/37	100,000	91,861
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	79,934
6.20%, 04/15/38	100,000	91,220

		566,670
SOFTWARE—0.10%
Oracle Corp.
5.75%, 04/15/18	150,000	139,276

		139,276
TELECOMMUNICATIONS—1.60%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	263,185
BellSouth Corp.
6.88%, 10/15/31	150,000	134,555
British Telecom PLC
8.63%, 12/15/10	250,000	261,290
Deutsche Telekom International Finance AG
8.75%, 06/15/30	100,000	96,706

Embarq Corp.
7.08%, 06/01/16	100,000	81,044
France Telecom SA
7.75%, 03/01/11	150,000	157,424
Motorola Inc.
7.63%, 11/15/10	16,000	16,165
SBC Communications Inc.
5.10%, 09/15/14	300,000	280,587
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	133,079
Telefonica Europe BV
8.25%, 09/15/30	50,000	50,259
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	230,555
7.75%, 12/01/30	250,000	236,171
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	147,243
Vodafone Group PLC
7.88%, 02/15/30	100,000	96,752

		2,185,015
TRANSPORTATION—0.34%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	262,184
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	162,295
Union Pacific Corp.
6.15%, 05/01/37	50,000	42,713

		467,192

TOTAL CORPORATE BONDS & NOTES
(Cost: $29,995,825)		27,455,819

Security	Principal	Value
ASSET-BACKED SECURITIES—0.86%
Citibank Credit Card Issuance Trust Series 2008-A1 Class A1
5.35%, 02/07/20	170,000	152,199
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,020,633

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,184,542)		1,172,832

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—5.24%

MORTGAGE-BACKED SECURITIES—5.24%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	553,230	556,357
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	931,170
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
5.44%, 01/10/17	1,700,000	1,436,689
JPMorgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	723,206	731,107

JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	450,171
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	206,746
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	447,441
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A2
4.89%, 09/15/40	1,000,000	981,362
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AM
6.10%, 06/15/38	600,000	499,811
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.56%, 03/12/44	1,000,000	892,472

		7,133,326

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $7,897,392)		7,133,326

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES—1.80%(c)
Brazil (Federative Republic of)
7.13%, 01/20/37	200,000	205,500
8.00%, 01/15/18	250,000	268,125
British Columbia (Province of)
6.50%, 01/15/26	100,000	118,526
Finland (Republic of)
6.95%, 02/15/26	100,000	123,272
Hydro-Quebec
6.30%, 05/11/11	150,000	161,203
Israel (State of)
4.63%, 06/15/13	100,000	100,703
Italy (Republic of)
6.88%, 09/27/23	200,000	242,105
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	159,604
Ontario (Province of)
5.00%, 10/18/11	500,000	526,415
Peru (Republic of)
8.38%, 05/03/16	100,000	106,500
Quebec (Province of)
6.13%, 01/22/11	150,000	159,644
United Mexican States
8.13%, 12/30/19	250,000	289,625

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,400,322)		2,461,222

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.27%

ILLINOIS—0.14%
Illinois State
5.10%, 06/01/33	200,000	187,180

		187,180

NEW JERSEY—0.13%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	177,196

		177,196

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $372,910)		364,376

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—70.31%

MORTGAGE-BACKED SECURITIES—39.90%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	609,101	588,297
4.50%, 04/01/18	871,609	857,701
4.50%, 11/01/18	705,367	694,113
4.50%, 01/01/19	112,883	111,082
4.50%, 02/01/19	738,866	727,077
5.00%, 10/01/18	1,037,487	1,040,854
5.00%, 02/01/34	612,995	599,035
5.00%, 08/01/35	823,304	803,267
5.00%, 11/01/36	974,198	950,489
5.00%, 08/01/37	1,480,527	1,443,107
5.00%, 10/01/38(d)	500,000	487,031
5.50%, 09/01/22	1,031,352	1,039,038
5.50%, 04/01/33	1,568,028	1,564,376
5.50%, 10/01/35	3,584,386	3,570,436
5.50%, 01/01/38	1,978,177	1,969,241
5.50%, 10/01/38(d)	500,000	497,344
6.00%, 08/01/34	3,222,685	3,272,429
6.00%, 09/01/38	3,000,000	3,039,744
6.50%, 06/01/31	199,096	205,928
6.50%, 10/01/38(d)	1,500,000	1,537,734
8.00%, 12/01/24	644,535	698,346
Federal National Mortgage Association
4.05%, 10/01/36	3,269,001	3,265,749
5.00%, 01/01/19	2,590,867	2,599,392
5.00%, 11/01/33	5,176,509	5,060,233
5.50%, 10/01/23(d)	1,500,000	1,511,484
5.50%, 07/01/33	3,567,622	3,568,273
5.50%, 12/01/33	734,520	734,646
5.50%, 03/01/34	76,457	76,399
5.50%, 10/01/35	1,387,678	1,385,747
5.50%, 02/01/37	874,498	872,821
5.85%, 11/01/36	656,122	665,787
6.00%, 07/01/37	1,803,836	1,829,042
6.00%, 12/01/37	926,986	939,939
6.50%, 11/01/37	936,900	961,702
7.00%, 02/01/32	139,504	146,601
Government National Mortgage Association
5.50%, 12/15/32	654,084	656,973
5.50%, 10/01/38(d)	1,000,000	1,000,938
6.00%, 03/15/35	618,878	628,922
6.00%, 10/15/37	60,224	61,159
6.00%, 08/15/38	389,776	396,126
6.00%, 09/15/38	550,000	558,960
6.50%, 09/15/36	815,926	836,790
7.50%, 12/15/23	827,016	892,608

		54,346,960

U.S. GOVERNMENT AGENCY OBLIGATIONS—8.26%
Federal Home Loan Bank
3.50%, 07/16/10	1,500,000	1,504,782
4.88%, 03/12/10	500,000	511,211
Federal Home Loan Mortgage Corp.
4.63%, 10/25/12	990,000	1,017,646
4.88%, 08/16/10	750,000	772,280
6.25%, 07/15/32(b)	520,000	605,453
Federal National Mortgage Association
4.38%, 09/15/12	500,000	510,118
4.38%, 03/15/13	1,200,000	1,223,623
4.63%, 10/15/13(b)	2,500,000	2,573,603
5.38%, 11/15/11	500,000	528,400
6.25%, 02/01/11	500,000	522,985
7.25%, 01/15/10	500,000	525,585
Financing Corp.
8.60%, 09/26/19	200,000	261,696
Tennessee Valley Authority
6.25%, 12/15/17	400,000	440,972
7.13%, 05/01/30	200,000	252,672

		11,251,026
U.S. GOVERNMENT OBLIGATIONS—22.15%
U.S. Treasury Bonds
4.38%, 02/15/38	300,000	303,820
4.50%, 02/15/36(b)	300,000	307,922
5.38%, 02/15/31	300,000	340,898
6.13%, 11/15/27(b)	600,000	730,406
6.25%, 08/15/23(b)	925,000	1,110,650
7.25%, 05/15/16(b)	1,000,000	1,237,891
7.63%, 02/15/25(b)	350,000	482,590
8.00%, 11/15/21(b)	400,000	547,312
8.13%, 05/15/21(b)	500,000	686,367
8.75%, 05/15/17(b)	500,000	678,125
8.75%, 05/15/20	500,000	708,281
12.50%, 08/15/14	400,000	436,156
U.S. Treasury Notes
1.75%, 03/31/10(b)	500,000	498,867
2.13%, 04/30/10(b)	3,300,000	3,315,728
3.38%, 06/30/13(b)	4,875,000	4,972,880
3.38%, 07/31/13(b)	3,400,000	3,461,890
3.88%, 05/15/18(b)	500,000	503,281
4.00%, 02/15/15(b)	400,000	420,062
4.25%, 11/15/14	900,000	957,867
4.25%, 08/15/15(b)	1,150,000	1,215,675
4.25%, 11/15/17(b)	275,000	285,012
4.38%, 08/15/12(b)	500,000	532,461
4.50%, 11/15/10(b)	500,000	526,446
4.50%, 02/28/11	250,000	264,473
4.50%, 05/15/17(b)	750,000	790,371
4.63%, 10/31/11	750,000	799,981
4.63%, 11/15/16	250,000	266,485
4.75%, 02/15/10	500,000	519,610
4.75%, 05/15/14(b)	175,000	191,133
4.88%, 06/30/12	650,000	701,695
4.88%, 08/15/16(b)	1,000,000	1,082,422
5.13%, 05/15/16(b)	250,000	275,117
5.75%, 08/15/10(b)	600,000	642,563
6.50%, 02/15/10(b)	350,000	372,066

		30,166,503

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $94,096,724)		95,764,489

Security	Shares	Value
SHORT-TERM INVESTMENTS—19.62%

MONEY MARKET FUNDS—19.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(e)(f)	3,374,988	3,374,988
BGI Cash Premier Fund LLC
2.67%(e)(f)(g)	23,345,587	23,345,587

		26,720,575

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,720,575)		26,720,575

TOTAL INVESTMENTS IN SECURITIES — 118.26%
(Cost: $162,668,290)		161,072,639
Other Assets, Less Liabilities — (18.26)%		(24,869,913)

NET ASSETS — 100.00%		$136,202,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedule of investments.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES—29.99%

AEROSPACE & DEFENSE—0.02%
TransDigm Inc.
7.75%, 07/15/14	$250,000	$235,000

		235,000
AGRICULTURE—0.84%
Alliance One International Inc.
8.50%, 05/15/12	250,000	231,250
Philip Morris International Inc.
4.88%, 05/16/13	2,200,000	2,168,188
5.65%, 05/16/18	4,400,000	4,067,070
Reynolds American Inc.
3.52%, 06/15/11	5,060,000	4,816,579

		11,283,087
APPAREL—0.03%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	417,500

		417,500
AUTO MANUFACTURERS—0.52%
DaimlerChrysler North America Holding Corp.
3.17%, 03/13/09	5,000,000	4,981,630
8.50%, 01/18/31	1,950,000	1,959,300

		6,940,930
AUTO PARTS & EQUIPMENT—0.09%
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,215,625

		1,215,625
BANKS—2.76%
American Express Bank FSB
5.50%, 04/16/13	4,250,000	3,889,710
5.55%, 10/17/12	5,700,000	5,283,638
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,124,275
Bank of America Corp.
5.49%, 03/15/19	3,500,000	2,711,341
5.75%, 12/01/17	1,500,000	1,271,982
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,318,697
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,853,480
6.50%, 09/15/37	2,400,000	2,041,116
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,400,000	2,199,809

Wachovia Bank N.A.
6.00%, 11/15/17	8,500,000	5,040,245
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,293,159
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,006,905

		37,034,357
BIOTECHNOLOGY—0.10%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,393,270

		1,393,270
BUILDING MATERIALS—0.05%
CRH America Inc.
6.00%, 09/30/16	800,000	689,425

		689,425
CHEMICALS—0.23%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,579,665
Mosaic Co. (The)
7.63%, 12/01/16(a)	250,000	255,431
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	222,500

		3,057,596
COMMERCIAL SERVICES—0.10%
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,199,321
Service Corp. International
6.75%, 04/01/15	250,000	218,125

		1,417,446
COMPUTERS—0.18%
Hewlett-Packard Co.
4.50%, 03/01/13	2,500,000	2,402,195

		2,402,195
DIVERSIFIED FINANCIAL SERVICES—5.93%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,250,000	5,068,056
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	380,220
Associates Corp. of North America
6.88%, 11/15/08	2,400,000	2,392,574
6.95%, 11/01/18	1,500,000	1,237,527
Capital One Financial Corp.
3.10%, 09/10/09	2,940,000	2,742,841
CIT Group Funding Co. of Canada
4.65%, 07/01/10	1,000,000	706,769
5.60%, 11/02/11	950,000	604,698
CIT Group Inc.
5.40%, 02/13/12	550,000	316,181
5.80%, 07/28/11	800,000	519,861
6.10%, 03/15/17	750,000	209,145
Citicorp
6.38%, 11/15/08	5,300,000	5,305,872

Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,845,736
5.30%, 10/17/12	1,000,000	890,224
5.50%, 04/11/13	1,750,000	1,527,507
5.50%, 02/15/17	3,750,000	2,876,700
5.85%, 07/02/13	2,800,000	2,456,132
6.50%, 08/19/13	4,000,000	3,555,072
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	688,283
General Electric Capital Corp.
6.75%, 03/15/32	2,000,000	1,669,372
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	917,279
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,525,842
5.95%, 01/18/18	4,000,000	3,299,856
6.15%, 04/01/18	4,500,000	3,741,813
6.75%, 10/01/37	1,150,000	767,728
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,978,656
International Lease Finance Corp.
6.63%, 11/15/13	4,200,000	2,574,692
JPMorgan Chase & Co.
4.75%, 05/01/13	6,600,000	6,142,211
5.60%, 06/01/11	8,300,000	8,192,050
6.40%, 05/15/38	1,300,000	1,123,915
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	2,159,135
6.88%, 04/25/18	2,750,000	2,433,062
Morgan Stanley
5.25%, 11/02/12	700,000	494,158
5.95%, 12/28/17	1,750,000	1,096,280
6.00%, 04/28/15	3,400,000	2,312,772
6.25%, 08/28/17	1,500,000	930,061
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09(a)	5,000,000	4,983,500

		79,665,780
ELECTRIC—2.77%
CMS Energy Corp.
7.75%, 08/01/10	500,000	515,901
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	901,680
5.88%, 02/01/33	3,500,000	2,868,355
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,021,310
DPL Inc.
8.00%, 03/31/09	3,750,000	3,814,687
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,365,050
Edison Mission Energy
7.63%, 05/15/27	750,000	607,500
Florida Power Corp.
5.65%, 06/15/18	1,000,000	956,390
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	8,250,000	7,610,542

Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	481,250
9.13%, 05/01/31	250,000	192,500
Northern States Power
5.25%, 07/15/35	2,500,000	1,999,575
Oncor Electric Delivery Co.
5.95%, 09/01/13(a)	2,750,000	2,542,705
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,417,740
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,345,977
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,233,258
5.50%, 08/15/18	1,250,000	1,192,681
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,128,302

		37,195,403
ENVIRONMENTAL CONTROL—0.24%
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	478,750
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,727,215

		3,205,965
FOOD—0.49%
Dean Foods Co.
7.00%, 06/01/16	250,000	217,500
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,293,443
Kraft Foods Inc.
6.00%, 02/11/13	500,000	496,937
6.13%, 08/23/18	2,000,000	1,867,490
Kroger Co. (The)
6.40%, 08/15/17	500,000	479,421
8.05%, 02/01/10	930,000	955,124
SUPERVALU Inc.
7.88%, 08/01/09	250,000	248,750

		6,558,665
HEALTH CARE - PRODUCTS—0.21%
Baxter International Inc.
5.38%, 06/01/18	3,000,000	2,867,961

		2,867,961
HEALTH CARE - SERVICES—0.78%
Aetna Inc.
6.50%, 09/15/18	1,000,000	984,339
6.75%, 12/15/37	800,000	730,406
Community Health Systems Inc.
8.88%, 07/15/15(a)	1,000,000	950,000
Res-Care Inc.
7.75%, 10/15/13	250,000	235,000
UnitedHealth Group Inc.
3.38%, 06/21/10	5,320,000	5,146,850
5.50%, 11/15/12	2,500,000	2,389,950

		10,436,545

INSURANCE—1.18%
American International Group Inc.
8.18%, 05/15/38(a)	900,000	144,175
Genworth Financial Inc.
6.15%, 11/15/16	2,500,000	1,094,828
John Hancock Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,006,692
Lincoln National Corp.
6.05%, 04/20/17	1,100,000	726,000
Markel Corp.
7.35%, 08/15/34	1,000,000	914,329
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,348,697
6.40%, 12/15/36	1,000,000	623,436
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,655,054
Travelers Companies Inc. (The)
5.80%, 05/15/18	1,250,000	1,145,661
6.25%, 03/15/37	500,000	384,567
6.25%, 06/15/37	1,000,000	866,936

		15,910,375
IRON & STEEL—0.67%
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,025,383

		9,025,383
LODGING—0.28%
MGM MIRAGE
6.00%, 10/01/09	3,275,000	3,062,125
8.50%, 09/15/10	750,000	690,000

		3,752,125
MACHINERY—0.14%
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	1,945,000

		1,945,000
MEDIA—2.43%
Comcast Corp.
5.70%, 05/15/18	12,650,000	11,041,514
CSC Holdings Inc.
7.63%, 04/01/11	500,000	480,000
EchoStar DBS Corp.
5.75%, 10/01/08	6,100,000	6,100,000
6.38%, 10/01/11	500,000	460,000
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,755,151
7.88%, 07/15/09	5,500,000	5,517,078
Time Warner Cable Inc.
6.75%, 07/01/18	5,500,000	5,136,615
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,235,854

		32,726,212

MINING—0.13%
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,691,203

		1,691,203

OFFICE & BUSINESS EQUIPMENT—0.77%
Xerox Corp.
3.63%, 12/18/09	2,750,000	2,732,235
6.35%, 05/15/18	2,250,000	2,056,727
6.88%, 08/15/11	250,000	251,898
7.13%, 06/15/10	3,000,000	3,068,760
9.75%, 01/15/09	2,200,000	2,236,630

		10,346,250

OIL & GAS—1.05%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,359,777
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	456,250
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,707,878
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,957,318
5.75%, 03/01/35	1,500,000	1,140,396
Forest Oil Corp.
7.25%, 06/15/19	250,000	213,750
8.00%, 12/15/11	500,000	500,000
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	842,994
Parker Drilling Co.
9.63%, 10/01/13(b)	500,000	485,000
Range Resources Corp.
7.50%, 05/15/16	250,000	238,750
W&T Offshore Inc.
8.25%, 06/15/14(a)	500,000	400,000
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	1,767,874

		14,069,987

PACKAGING & CONTAINERS—0.04%
Crown Americas Inc.
7.63%, 11/15/13	500,000	492,500

		492,500

PHARMACEUTICALS—0.11%
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,600,000	1,510,902

		1,510,902

PIPELINES—0.94%
Colorado Interstate Gas Co.
6.80%, 11/15/15	176,000	166,734
Copano Energy LLC
8.13%, 03/01/16	250,000	228,750
El Paso Corp.
7.80%, 08/01/31	250,000	210,629
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,399,883

6.30%, 02/01/09	3,890,000	3,884,869
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	234,733
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	861,897
TransCanada Pipelines Ltd.
6.50%, 08/15/18	3,750,000	3,637,013

		12,624,508
REAL ESTATE—0.07%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(a)	1,000,000	973,600

		973,600
REAL ESTATE INVESTMENT TRUSTS—0.55%
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	225,000
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,901,014
5.30%, 05/30/13	2,500,000	2,335,100
5.75%, 05/01/12	3,000,000	2,914,893

		7,376,007
RETAIL—1.01%
CVS Caremark Corp.
3.11%, 06/01/10	4,000,000	3,830,432
Home Depot Inc.
2.94%, 12/16/09	1,000,000	940,826
Inergy LP
6.88%, 12/15/14	750,000	656,250
8.25%, 03/01/16	250,000	230,000
J.C. Penney Co. Inc.
7.65%, 08/15/16	250,000	241,065
7.95%, 04/01/17	250,000	242,675
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,972,231
McDonald’s Corp.
5.80%, 10/15/17	1,000,000	994,429
Wal-Mart Stores Inc.
6.20%, 04/15/38	500,000	456,100
6.50%, 08/15/37	1,100,000	1,032,090

		13,596,098
SOFTWARE—0.64%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,412,210
5.75%, 04/15/18(b)	7,750,000	7,195,914

		8,608,124
TELECOMMUNICATIONS—4.20%
AT&T Inc.
4.95%, 01/15/13	3,500,000	3,353,000
5.50%, 02/01/18	1,250,000	1,113,150
6.40%, 05/15/38	1,000,000	839,221
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,105,660
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,429,320

Citizens Communications Co.
6.25%, 01/15/13	500,000	468,125
Deutsche Telekom International Finance AG
8.50%, 06/15/10	5,000,000	5,190,400
8.75%, 06/15/30	3,000,000	2,901,180
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,542,485
France Telecom SA
7.75%, 03/01/11	3,300,000	3,463,317
8.50%, 03/01/31	2,000,000	2,169,794
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,571,820
Qwest Corp.
6.50%, 06/01/17	500,000	400,000
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	1,912,764
7.50%, 03/15/15	750,000	762,368
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,469,386
4.00%, 01/15/10	3,680,000	3,573,243
5.25%, 10/01/15	2,500,000	2,081,000
7.00%, 06/04/18(b)	3,300,000	2,962,245
Telefonica Emisiones SAU
3.50%, 06/19/09	3,630,000	3,608,674
5.86%, 02/04/13	3,600,000	3,463,776
6.22%, 07/03/17	2,100,000	1,932,777
Verizon Communications Inc.
5.25%, 04/15/13	4,500,000	4,337,280
Vodafone Group PLC
5.63%, 02/27/17	950,000	844,455

		56,495,440
TRANSPORTATION—0.44%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,033,323
CSX Corp.
5.75%, 03/15/13	2,600,000	2,479,339
6.15%, 05/01/37	1,750,000	1,356,369

		5,869,031

TOTAL CORPORATE BONDS & NOTES
(Cost: $442,359,556)		403,029,495

Security	Principal	Value
ASSET-BACKED SECURITIES—5.52%
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A3
5.19%, 11/06/11	5,282,084	5,173,358
AmeriCredit Prime Automobile Receivables Series 2007-2-M Class A2B
2.87%, 11/08/10	1,822,387	1,802,896
Asset-Backed Funding Certificates Series 2005-OPT1 Class A1SS
3.45%, 07/25/35(a)	3,672,901	3,507,357
Bear Stearns Asset-Backed Securities Trust Series 2005-HE7 Class 1A3
3.62%, 07/25/35	4,109,257	4,055,770

Capital One Auto Finance Trust Series 2004-B Class A4
2.60%, 08/15/11	3,140,329	3,005,248
Capital One Auto Finance Trust Series 2006-B Class A3A
5.45%, 02/15/11	2,429,612	2,404,670
Capital One Auto Finance Trust Series 2007-C Class A2B
2.91%, 05/17/10	1,858,205	1,840,044
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A1
3.33%, 02/25/37	4,284,242	4,094,577
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	2,599,606	2,541,986
Countrywide Asset-Backed Certificates Series 2006-25 Class 2A1
3.28%, 06/25/37	6,976,377	6,715,771
Fremont Home Loan Trust Series 2006-3 Class IIA1
3.28%, 02/25/37	3,982,347	3,902,732
Morgan Stanley Home Equity Loan Trust Series 2006-1 Class A2B
3.41%, 12/25/36	6,012,980	5,749,718
Residential Asset Securities Corp. Series 2005-KS12 Class A2
3.46%, 01/25/36	6,930,196	6,321,932
Saxon Asset Securities Trust Series 2005-4 Class A1A
3.44%, 11/25/37	5,432,564	5,060,406
Securitized Asset-Backed Receivables LLC Trust Series 2005-FR5 Class A1A
3.50%, 08/25/35	5,411,624	5,158,195
Securitized Asset-Backed Receivables LLC Trust Series 2006-FR3 Class A2
3.35%, 05/25/36	6,363,403	5,974,365
Soundview Home Equity Loan Trust Series 2006-EQ1 Class A2
3.32%, 10/25/36	4,500,000	4,196,174
Structured Asset Investment Loan Trust Series 2006-3 Class A3
3.24%, 06/25/36	2,766,923	2,742,015

TOTAL ASSET-BACKED SECURITIES
(Cost: $74,305,207)		74,247,214

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—11.53%

MORTGAGE-BACKED SECURITIES—11.53%
Banc of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	2,561,509	2,363,793
Bear Stearns Commercial Mortgage Securities Series 2006-PW14 Class A4
5.20%, 12/01/38	10,000,000	8,656,325
Bear Stearns Commercial Mortgage Securities Series 2007-PWR16 Class A4
5.90%, 06/11/40	3,000,000	2,584,697
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4
5.89%, 12/10/49	8,000,000	6,837,753

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1
5.30%, 01/15/46	6,169,675	6,056,498
Countrywide Alternative Loan Trust Series 2005-38 Class A3
3.56%, 09/25/35(c)	6,098,076	4,116,201
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	4,356,688	4,381,308
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	3,621,990	3,414,859
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	10,000,000	9,745,446
Eurosail PLC Series 2006-2A Class A1B
2.87%, 12/15/30(a)	1,832,816	1,813,322
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A1
5.56%, 06/10/38	5,597,200	5,557,122
Granite Master Issuer PLC Series 2007-2 Class 1A1
2.53%, 04/17/32	3,516,318	3,481,587
Greenpoint Mortgage Funding Trust Series 2007-AR1 Class 2A1A
3.41%, 03/25/47(c)	12,521,998	7,513,199
Greenpoint Mortgage Funding Trust Series 2007-AR2 Class 1A4A
3.38%, 04/25/47(c)	10,236,211	6,141,726
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.99%, 08/10/45	4,500,000	3,841,862
Holmes Financing PLC Series 2004-8 Class 4A2
2.93%, 07/15/40	2,400,000	2,383,447
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
4.18%, 01/12/37	1,701,000	1,665,778
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,770,061
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,264,098
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,944,087	9,203,558
Lanark Master Issuer PLC Series 2007-1A Class 1A1
2.86%, 07/22/32(a)	4,056,122	4,038,985
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class A2
4.02%, 09/15/26	3,619,446	3,569,045
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A1
2.96%, 01/15/29	46,569	46,490
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2
3.25%, 03/15/29	4,000,000	3,955,724
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,518,565

MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
3.59%, 11/25/34	4,082	3,042
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1
5.53%, 05/12/39	6,150,373	6,062,376
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1
5.60%, 08/12/43	3,244,337	3,191,311
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A1
4.71%, 07/12/46	2,291,202	2,222,130
Permanent Financing PLC Series 4 Class 3A
2.96%, 03/10/24	6,500,000	6,433,849
Permanent Financing PLC Series 5 Class 3A
2.98%, 06/10/34	5,000,000	4,917,265
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A3
5.68%, 10/15/48	10,000,000	8,833,605
Wells Fargo Mortgage-Backed Securities Trust Series 2005-16 Class A2
5.00%, 01/25/36	3,764,353	3,291,456

		154,876,483

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $161,217,718)		154,876,483

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—59.19%

MORTGAGE-BACKED SECURITIES—51.98%
Federal Home Loan Mortgage Corp.
2.69%, 04/15/28	1,453,005	1,445,247
4.19%, 10/01/33	2,826,070	2,842,673
4.28%, 03/01/34	2,987,457	3,029,183
4.50%, 08/01/20	3,074,190	3,015,532
4.50%, 10/01/23(d)	16,000,000	15,567,500
4.56%, 11/01/33	8,527,750	8,587,321
4.62%, 04/01/38	25,905,765	25,681,679
5.00%, 10/01/20	5,564,201	5,538,016
5.00%, 12/15/34	1,589,032	134,601
5.00%, 08/01/37	27,142,988	26,456,959
5.00%, 10/01/38(d)	4,000,000	3,895,625
5.02%, 09/01/33	1,481,300	1,504,544
5.50%, 10/01/23(d)	10,000,000	10,060,937
5.50%, 05/15/24	3,795,425	131,289
5.50%, 03/15/25	1,603,633	71,921
5.50%, 11/15/26	11,745,916	11,979,420
5.50%, 02/15/27	28,753,078	29,281,162
5.50%, 05/15/29	4,099,673	314,038
5.50%, 10/01/32	12,766,315	12,744,554
5.50%, 05/01/34	63,801	63,593
5.50%, 10/01/34	486,155	484,567
5.50%, 12/01/36	9,253,178	9,212,826
5.50%, 10/01/38(d)	19,000,000	18,896,094
5.58%, 01/01/37	4,749,833	4,823,850
5.78%, 06/01/36	6,969,305	7,142,246
6.00%, 10/01/23(d)	10,000,000	10,170,313
6.00%, 01/15/24	4,337,877	4,399,298

6.00%, 05/15/27	5,577,620	5,684,715
6.00%, 07/15/27	5,735,738	5,852,166
6.00%, 12/01/28	3,901,676	3,982,628
6.00%, 02/15/34	5,614,710	5,703,121
6.00%, 09/01/34	1,608,904	1,633,738
6.00%, 09/01/38	20,000,000	20,264,962
6.00%, 10/01/38(d)	12,000,000	12,118,125
6.38%, 11/01/36	10,672,137	11,029,655
6.50%, 05/01/21	1,461	1,513
6.50%, 09/01/21	1,326,886	1,375,018
6.50%, 01/01/36	11,931	12,258
6.50%, 08/01/36	14,106,928	14,483,046
6.50%, 10/01/38(d)	11,000,000	11,276,719
Federal National Mortgage Association
4.02%, 05/01/33	6,421,678	6,439,675
4.27%, 08/01/33	4,970,788	5,027,254
4.44%, 06/01/35	3,481,150	3,525,358
4.50%, 10/01/23(d)	11,850,000	11,546,344
4.50%, 08/01/35	7,847,965	7,435,204
4.55%, 06/01/35	6,090,505	6,114,009
4.62%, 10/01/33	18,918,352	19,181,218
4.70%, 02/01/36	2,761,357	2,802,853
4.99%, 07/01/35	2,460,843	2,484,632
5.00%, 01/01/18	1,053,476	1,058,259
5.00%, 09/01/18	6,837,951	6,860,451
5.00%, 12/01/18	552,315	554,133
5.00%, 01/01/19	470,268	471,816
5.00%, 06/01/19	1,091,880	1,093,801
5.00%, 08/01/19	566,171	566,265
5.00%, 09/01/19	439,354	439,427
5.00%, 11/01/19	1,108,423	1,108,606
5.00%, 01/01/20	552,513	550,878
5.00%, 05/01/20	5,307,500	5,291,792
5.00%, 06/01/20	492,956	491,497
5.00%, 11/01/33	45,511,864	44,489,571
5.00%, 12/01/33	14,402,708	14,079,193
5.00%, 03/01/34	7,262,743	7,099,606
5.00%, 09/01/35	366,980	358,164
5.08%, 04/01/37	1,887,945	1,898,824
5.10%, 01/01/36	4,065,371	4,099,845
5.12%, 07/01/35	2,165,302	2,227,468
5.24%, 05/01/35	1,816,255	1,840,396
5.43%, 01/01/37	2,449,226	2,463,867
5.46%, 07/01/36	6,194,291	6,305,225
5.50%, 09/01/19	3,678,055	3,728,088
5.50%, 10/01/19	2,584,795	2,619,956
5.50%, 07/01/33	26,514,518	26,519,038
5.50%, 01/01/34	5,971,579	5,972,597
5.50%, 07/01/34	10,077,383	10,069,653
5.50%, 02/01/35	4,277,645	4,274,364
5.50%, 03/01/35	1,000,875	999,482
5.50%, 12/01/35	4,002,834	3,997,262
5.50%, 03/01/36	3,946,217	3,938,874
5.50%, 09/01/36	12,192,748	12,194,827
5.50%, 12/01/36	5,139,630	5,130,066
5.50%, 10/01/38(d)	20,000,000	19,943,750
5.80%, 01/01/35	3,450,094	3,480,769

6.00%, 02/25/27	2,467,142	2,507,835
6.00%, 10/25/27	5,733,359	5,839,955
6.00%, 03/01/33	571,580	581,653
6.00%, 08/01/34	270,514	274,858
6.00%, 12/01/36	1,687,573	1,737,145
6.00%, 10/01/38(d)	33,200,000	33,625,358
6.04%, 09/01/36	1,789,751	1,836,745
6.50%, 10/01/38(d)	5,000,000	5,125,781
Government National Mortgage Association
5.00%, 10/01/38(d)	7,000,000	6,864,375
5.50%, 06/15/34	1,475,262	1,480,165
5.50%, 10/01/38(d)	7,000,000	7,006,563
6.00%, 10/01/38(d)	40,000,000	40,581,250
6.50%, 10/01/38(d)	9,000,000	9,240,469

		698,369,161
U.S. GOVERNMENT AGENCY OBLIGATIONS—5.36%
Federal Home Loan Mortgage Corp.
5.00%, 04/18/17	31,000,000	31,707,172
Federal National Mortgage Association
5.38%, 06/12/17(b)	30,000,000	31,454,130
6.25%, 02/01/11	8,500,000	8,890,745

		72,052,047
U.S. GOVERNMENT OBLIGATIONS—1.85%
U.S. Treasury Bonds
5.38%, 02/15/31	4,100,000	4,658,945
6.13%, 08/15/29(b)(e)	7,800,000	9,614,108
U.S. Treasury Notes
3.13%, 04/15/09(e)	605,000	610,010
4.00%, 02/15/14(b)(e)	9,500,000	9,984,652

		24,867,715

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $793,542,952)		795,288,923

Security	Shares	Value
SHORT-TERM INVESTMENTS—13.47%

MONEY MARKET FUNDS—13.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(f)(g)	134,625,758	134,625,758
BGI Cash Premier Fund LLC
2.67%(f)(g)(h)	46,365,472	46,365,472

		180,991,230

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,991,230)		180,991,230

TOTAL INVESTMENTS IN SECURITIES — 119.70%
(Cost: $1,652,416,663)		1,608,433,345
Other Assets, Less Liabilities — (19.70)%		(264,719,175)

NET ASSETS — 100.00%		$1,343,714,170

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	To-be-announced (TBA). See Note 1.
(e)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes (December 2008)	822	$175,445,625	$258,687
5-Year U.S. Treasury Notes (December 2008)	6	673,406	31
10-Year U.S. Treasury Notes (December 2008)	335	38,399,375	(692,428)
30-Year U.S. Treasury Bonds (December 2008)	422	49,446,531	(518,563)
90-Day Eurodollar (September 2009)	(325)	(78,710,938)	(348,592)
90-Day Eurodollar (December 2009)	289	69,764,600	439,910
90-Day Eurodollar (March 2010)	289	69,649,000	465,198
90-Day Eurodollar (June 2010)	289	69,471,988	411,010
90-Day Eurodollar (September 2010)	299	71,688,988	253,020
90-Day Eurodollar (December 2010)	(289)	(69,114,350)	(246,465)
90-Day Eurodollar (March 2011)	(289)	(69,049,325)	(224,790)
90-Day Eurodollar (June 2011)	(289)	(68,987,913)	(203,115)
90-Day Eurodollar (September 2011)	26	6,202,950	(30,437)

			$(436,534)

As of September 30, 2008, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wachovia Corp. 3.63% due 2/17/09. Expiring 9/20/13.	$500,000	$(57,669)
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wachovia Corp. 3.63% due 2/17/09. Expiring 12/20/13.	500,000	(60,662)
Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	4,000,000	(279,507)
Agreement with Goldman Sachs Group Inc. (The) dated 3/20/08 to pay 1.55% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	46,750,000	483,088
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	196,159
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	235,494
Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,000,000	(527,409)
Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,500,000	(791,114)
Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12.	1,500,000	63,501
Agreement with JPMorgan Chase & Co. dated 10/1/07 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	21,433,500	2,686,034
Agreement with JPMorgan Chase & Co. dated 2/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 3/20/13.	2,500,000	1,432,698
Agreement with JPMorgan Chase & Co. dated 5/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	12,000,000	1,244,101
Agreement with JPMorgan Chase & Co. dated 9/25/08 to receive 8.48% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Morgan Stanley 6.60% due 4/1/12. Expiring 12/20/13.	5,250,000	(349,593)

Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12.	750,000	33,750

		$4,308,871

Interest-Rate Swaps
Agreement with Bank of America N.A. dated 12/21/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	$4,100,000	$205,917
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	9,000,000	291,092
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	249,076
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(464,863)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(233,295)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(43,522)
Agreement with Goldman Sachs Group Inc. (The) dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(115,850)
Agreement with Goldman Sachs Group Inc. (The) dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(485,602)
Agreement with Goldman Sachs Group Inc. (The) dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(7,528)
Agreement with Goldman Sachs Group Inc. (The) dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(54,248)
Agreement with Goldman Sachs Group Inc. (The) dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/16/11.	10,700,000	(388,836)
Agreement with Goldman Sachs Group Inc. (The) dated 9/25/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.11%. Expiring 9/30/13.	79,000,000	49,282
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	160,544
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(43,978)
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(378,580)
Agreement with UBS AG dated 7/1/08 paying the notional amount multiplied by three-month LIBOR rate and receiving a fixed rate of 4.72%. Expiring 7/3/18.	15,000,000	(281,700)
Agreement with UBS AG dated 7/24/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.73%. Expiring 7/30/18.	9,000,000	(180,842)

		$(1,722,933)

See accompanying notes to schedules of investments.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Face Amount	Value
REPURCHASE AGREEMENTS—100.00%
Banc of America Securities LLC Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $100,004,861 (collateralized by U.S. government obligations, value $102,000,001, 5.50%, 6/20/38).	$100,000,000	$100,000,000
Bank of America N.A. Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $100,004,861 (collateralized by U.S. government obligations, value $102,000,001, 5.00%, 4/1/35).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $100,004,861 (collateralized by U.S. government obligations, value $102,001,631, 5.50% to 6.50%, 10/1/35 to 2/1/38).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 1.15%, dated 9/30/08, due 10/1/08, maturity value $77,791,485 (collateralized by U.S. government obligations, value $79,344,780, 6.00%, 3/1/19 to 10/1/38).	77,789,000	77,789,000
J.P. Morgan Securities Inc. Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $100,004,861 (collateralized by U.S. government obligations, value $102,003,367, 4.00% to 6.50%, 6/1/18 to 5/1/37).	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party 1.50%, dated 9/30/08, due 10/1/08, maturity value $7,000,292 (collateralized by U.S. government obligations, value $7,140,011, 5.70%, 11/19/24).	7,000,000	7,000,000
Morgan Stanley Tri-Party 1.50%, dated 9/30/08, due 10/1/08, maturity value $100,004,167 (collateralized by U.S. government obligations, value $102,478,857, 4.38% to 7.00%, 11/1/22 to 9/1/38).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $584,789,000)		584,789,000

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $584,789,000)		584,789,000
Other Assets, Less Liabilities — 0.00%		16,428

NET ASSETS — 100.00%		$584,805,428

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security		Value
MASTER PORTFOLIOS—70.70%
Active Stock Master Portfolio(a)		$50,780,243
CoreAlpha Bond Master Portfolio(a)		156,823,579

TOTAL MASTER PORTFOLIOS		207,603,822

Security	Shares	Value
EXCHANGE-TRADED FUNDS—29.00%
iShares Cohen & Steers Realty Majors Index Fund(a)	42,113	3,229,225
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	143,319	4,343,999
iShares Lehman TIPS Bond Fund(a)(b)	257,387	26,073,303
iShares MSCI Canada Index Fund(a)(b)	93,921	2,473,879
iShares MSCI EAFE Index Fund(a)(b)	402,352	22,652,418
iShares MSCI EAFE Small Cap Index Fund(a)	73,046	2,467,494
iShares MSCI Emerging Markets Index Fund(a)(b)	187,407	6,471,164
iShares S&P MidCap 400 Index Fund(a)(b)	162,820	11,781,655
iShares S&P SmallCap 600 Index Fund(a)(b)	95,256	5,668,684

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $90,732,747)		85,161,821

Security	Shares	Value
SHORT-TERM INVESTMENTS—6.95%

MONEY MARKET FUNDS—6.95%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(a)(c)	976,870	976,870
BGI Cash Premier Fund LLC
2.67%(a)(c)(d)	19,431,833	19,431,833

		20,408,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,408,703)		20,408,703

TOTAL INVESTMENTS — 106.65%		313,174,346
Other Assets, Less Liabilities — (6.65)%		(19,528,271)

NET ASSETS — 100.00%		$293,646,075

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

September 30, 2008 (Unaudited)

Security		Value
MASTER PORTFOLIOS—69.31%
Active Stock Master Portfolio(a)		$160,230,206
CoreAlpha Bond Master Portfolio(a)		407,932,282

TOTAL MASTER PORTFOLIOS		568,162,488

Security	Shares	Value
EXCHANGE-TRADED FUNDS—30.49%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	132,670	10,173,136
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)(b)	447,185	13,554,177
iShares Lehman TIPS Bond Fund(a)(b)	664,306	67,294,198
iShares MSCI Canada Index Fund(a)(b)	291,716	7,683,799
iShares MSCI EAFE Index Fund(a)(b)	1,242,849	69,972,399
iShares MSCI EAFE Small Cap Index Fund(a)(b)	229,191	7,742,072
iShares MSCI Emerging Markets Index Fund(a)(b)	585,768	20,226,569
iShares S&P MidCap 400 Index Fund(a)	501,118	36,260,899
iShares S&P SmallCap 600 Index Fund(a)(b)	285,504	16,990,343

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $264,795,021)		249,897,592

Security	Shares	Value
SHORT-TERM INVESTMENTS—7.66%

MONEY MARKET FUNDS—7.66%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(a)(c)	1,426,935	1,426,935
BGI Cash Premier Fund LLC
2.67%(a)(c)(d)	61,329,499	61,329,499

		62,756,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,756,434)		62,756,434

TOTAL INVESTMENTS — 107.46%		880,816,514
Other Assets, Less Liabilities — (7.46)%		(61,112,317)

NET ASSETS — 100.00%		$819,704,197

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security		Value
MASTER PORTFOLIOS—62.96%
Active Stock Master Portfolio(a)		$450,974,780
CoreAlpha Bond Master Portfolio(a)		475,545,667

TOTAL MASTER PORTFOLIOS		926,520,447

Security	Shares	Value
EXCHANGE-TRADED FUNDS—36.78%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	355,711	27,275,920
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	1,210,041	36,676,343
iShares Lehman TIPS Bond Fund(a)(b)	758,112	76,796,746
iShares MSCI Canada Index Fund(a)(b)	754,398	19,870,843
iShares MSCI EAFE Index Fund(a)(b)	3,212,158	180,844,495
iShares MSCI EAFE Small Cap Index Fund(a)	592,607	20,018,264
iShares MSCI Emerging Markets Index Fund(a)(b)	1,505,152	51,972,899
iShares S&P MidCap 400 Index Fund(a)	1,200,337	86,856,385
iShares S&P SmallCap 600 Index Fund(a)(b)	688,014	40,943,713

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $576,448,482)		541,255,608

Security	Shares	Value
SHORT-TERM INVESTMENTS—9.35%

MONEY MARKET FUNDS—9.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(a)(c)	3,290,892	3,290,892
BGI Cash Premier Fund LLC
2.67%(a)(c)(d)	134,416,565	134,416,565

		137,707,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,707,457)		137,707,457

TOTAL INVESTMENTS — 109.09%		1,605,483,512
Other Assets, Less Liabilities — (9.09)%		(133,825,569)

NET ASSETS — 100.00%		$1,471,657,943

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security		Value
MASTER PORTFOLIOS—58.32%
Active Stock Master Portfolio(a)		$442,254,994
CoreAlpha Bond Master Portfolio(a)		223,954,177

TOTAL MASTER PORTFOLIOS		666,209,171

Security	Shares	Value
EXCHANGE-TRADED FUNDS—41.21%
iShares Cohen & Steers Realty Majors Index Fund(a)	355,234	27,239,343
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	1,153,029	34,948,309
iShares Lehman TIPS Bond Fund(a)(b)	327,541	33,179,903
iShares MSCI Canada Index Fund(a)(b)	710,632	18,718,047
iShares MSCI EAFE Index Fund(a)(b)	3,019,055	169,972,797
iShares MSCI EAFE Small Cap Index Fund(a)	552,450	18,661,761
iShares MSCI Emerging Markets Index Fund(a)(b)	1,379,965	47,650,192
iShares S&P MidCap 400 Index Fund(a)	1,121,748	81,169,685
iShares S&P SmallCap 600 Index Fund(a)(b)	659,363	39,238,692

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $512,316,776)		470,778,729

Security	Shares	Value
SHORT-TERM INVESTMENTS—11.25%

MONEY MARKET FUNDS—11.25%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(a)(c)	3,245,750	3,245,750
BGI Cash Premier Fund LLC
2.67%(a)(c)(d)	125,245,202	125,245,202

		128,490,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,490,952)		128,490,952

TOTAL INVESTMENTS — 110.78%		1,265,478,852
Other Assets, Less Liabilities — (10.78)%		(123,192,127)

NET ASSETS — 100.00%		$1,142,286,725

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security		Value
MASTER PORTFOLIOS—54.69%
Active Stock Master Portfolio(a)		$399,665,302
CoreAlpha Bond Master Portfolio(a)		79,403,840

TOTAL MASTER PORTFOLIOS		479,069,142

Security	Shares	Value
EXCHANGE-TRADED FUNDS—44.93%
iShares Cohen & Steers Realty Majors Index Fund(a)	313,217	24,017,479
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	1,017,983	30,855,065
iShares Lehman TIPS Bond Fund(a)	96,144	9,739,387
iShares MSCI Canada Index Fund(a)(b)	617,959	16,277,040
iShares MSCI EAFE Index Fund(a)(b)	2,677,719	150,755,580
iShares MSCI EAFE Small Cap Index Fund(a)	473,166	15,983,547
iShares MSCI Emerging Markets Index Fund(a)(b)	1,244,745	42,981,045
iShares S&P MidCap 400 Index Fund(a)	963,146	69,693,245
iShares S&P SmallCap 600 Index Fund(a)(b)	558,358	33,227,885

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $441,414,592)		393,530,273

Security	Shares	Value
SHORT-TERM INVESTMENTS—12.01%

MONEY MARKET FUNDS—12.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(a)(c)	2,078,052	2,078,052
BGI Cash Premier Fund LLC
2.67%(a)(c)(d)	103,158,188	103,158,188

		105,236,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,236,240)		105,236,240

TOTAL INVESTMENTS — 111.63%		977,835,655
Other Assets, Less Liabilities — (11.63)%		(101,839,864)

NET ASSETS — 100.00%		$875,995,791

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2050 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security		Value
MASTER PORTFOLIOS—50.97%
Active Stock Master Portfolio(a)		$2,576,334
CoreAlpha Bond Master Portfolio(a)		54,625

TOTAL MASTER PORTFOLIOS		2,630,959

Security	Shares	Value
EXCHANGE-TRADED FUNDS—48.98%
iShares Cohen & Steers Realty Majors Index Fund(a)	971	74,456
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	3,031	91,870
iShares MSCI Canada Index Fund(a)	3,872	101,989
iShares MSCI EAFE Index Fund(a)	18,937	1,066,153
iShares MSCI EAFE Small Cap Index Fund(a)	3,432	115,933
iShares MSCI Emerging Markets Index Fund(a)	8,739	301,758
iShares S&P MidCap 400 Index Fund(a)	7,406	535,898
iShares S&P SmallCap 600 Index Fund(a)	4,032	239,944

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,798,848)		2,528,001

Security	Shares	Value
SHORT-TERM INVESTMENTS—6.75%

MONEY MARKET FUNDS—6.75%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(a)(b)	348,132	348,132

		348,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $348,132)		348,132

TOTAL INVESTMENTS — 106.70%		5,507,092
Other Assets, Less Liabilities — (6.70)%		(345,569)

NET ASSETS — 100.00%		$5,161,523

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—11.94%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,016,276
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,010,817
3.22%, 08/20/09	150,000,000	150,006,517
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,967,756
Branch Banking & Trust
2.81%, 11/07/08	100,000,000	100,001,006
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
DnB NOR Bank ASA
2.84%, 12/08/08	165,000,000	165,000,000
Royal Bank of Canada NY
3.00%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,003,213
2.81%, 11/03/08	100,000,000	100,000,910
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,001,017
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
UniCredito Italiano NY
2.94%, 10/27/08	250,000,000	250,000,000
2.94%, 11/26/08	150,000,000	150,000,000
2.95%, 12/08/08	165,000,000	165,001,535
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000
Wells Fargo Bank N.A.
2.50%, 10/06/08	300,000,000	300,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $3,580,009,047)		3,580,009,047

Security	Face Amount	Value
COMMERCIAL PAPER—31.65%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	247,222,917
Amstel Funding Corp.
4.75%, 10/03/08(a)	235,000,000	234,937,986
7.00%, 10/01/08(a)	500,000,000	500,000,000
Atlantic Asset Securities Corp.
2.46%, 10/10/08(a)	80,000,000	79,950,800
4.00%, 10/03/08(a)	225,000,000	224,950,000
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	311,580,444
Bank of Scotland
2.80%, 11/07/08	125,000,000	124,640,278
Barton Capital Corp.
4.20%, 10/07/08(a)	220,000,000	219,846,000
CAFCO LLC
2.65%, 10/06/08(a)	100,000,000	99,963,194

Caisse Nationale des Caisses d’Epargne et de Prevoyance
2.82%, 12/04/08	200,000,000	198,997,334
Cancara Asset Securitisation Ltd.
2.75%, 10/08/08(a)	100,000,000	99,946,528
2.85%, 11/13/08(a)	100,000,000	99,659,583
4.25%, 10/03/08(a)	125,000,000	124,970,486
Chariot Funding LLC
4.00%, 10/03/08(a)	290,952,000	290,887,344
5.50%, 10/01/08(a)	500,000,000	500,000,000
Citibank Omni Master Trust
7.00%, 10/01/08(a)	345,066,000	345,066,000
Edison Asset Securitization LLC
2.58%, 11/24/08(a)	100,000,000	99,613,000
2.62%, 11/06/08(a)	70,000,000	69,816,600
Enterprise Funding Co. LLC
4.05%, 10/06/08(a)	250,000,000	249,859,375
Falcon Asset Securitization Co. LLC
2.62%, 10/22/08(a)	55,250,000	55,165,560
2.62%, 10/27/08(a)	100,000,000	99,810,778
Fortis Funding LLC
2.85%, 11/12/08	225,000,000	224,251,875
General Electric Capital Corp.
2.52%, 10/28/08	250,000,000	249,527,500
2.52%, 11/24/08	175,000,000	174,338,500
3.65%, 10/10/08	175,000,000	174,840,314
3.92%, 10/03/08	275,000,000	274,940,110
General Electric Capital Services Inc.
2.53%, 11/24/08	150,000,000	149,430,750
3.65%, 10/10/08	100,000,000	99,908,750
Govco Inc.
2.73%, 11/07/08(a)	75,000,000	74,789,563
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	346,178,000
3.15%, 01/22/09	200,000,000	198,022,500
Jupiter Securitization Corp.
2.62%, 10/27/08(a)	95,000,000	94,820,239
4.00%, 10/07/08(a)	125,000,000	124,916,667
5.50%, 10/01/08(a)	300,000,000	300,000,000
Kitty Hawk Funding Corp.
2.63%, 10/21/08(a)	101,784,000	101,635,282
4.05%, 10/09/08(a)	197,392,000	197,214,347
Park Avenue Receivables Corp.
2.62%, 10/24/08(a)	101,452,000	101,282,181
4.00%, 10/08/08(a)	500,000,000	499,611,111
Ranger Funding Co. LLC
2.75%, 11/10/08(a)	100,000,000	99,694,445
Regency Markets No. 1 LLC
2.87%, 11/17/08(a)	85,000,000	84,681,510
2.89%, 11/10/08(a)	68,608,000	68,387,692
Royal Bank of Scotland
2.78%, 11/24/08	200,000,000	199,166,000
Thames Asset Global Securitization No. 1 Inc.
2.60%, 10/02/08(a)	157,384,000	157,372,633
Thunder Bay Funding LLC
2.63%, 10/20/08(a)	30,000,000	29,958,358
2.65%, 10/24/08(a)	100,000,000	99,830,694
2.65%, 10/20/08(a)	50,227,000	50,156,752
Tulip Funding Corp.
4.25%, 10/03/08(a)	243,096,000	243,038,602
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	247,161,666
Westpac Securities NZ Ltd.
2.52%, 03/09/09	200,000,000	197,774,000
Yorktown Capital LLC
2.66%, 10/16/08(a)	59,295,000	59,229,281

2.75%, 12/04/08(a)	86,106,000	85,685,037
4.05%, 10/09/08(a)	200,297,000	200,116,733

TOTAL COMMERCIAL PAPER
(Cost: $9,484,845,299)		9,484,845,299

Security	Face Amount	Value
MEDIUM-TERM NOTES—4.15%
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,912,167

TOTAL MEDIUM-TERM NOTES
(Cost: $1,242,912,167)		1,242,912,167

Security	Face Amount	Value
REPURCHASE AGREEMENTS—28.89%
Banc of America Securities LLC Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $200,000,278 (collateralized by U.S. government obligations, value $204,000,035, 0.93% to 6.25%, 12/31/08 to 5/15/30).	$200,000,000	$200,000,000
Banc of America Securities LLC Tri-Party 4.00%, dated 9/30/08, due 10/1/08, maturity value $144,498,054 (collateralized by non-U.S. government debt securities, value $151,706,100, 5.02% to 6.00%, 2/25/35 to 10/25/37).	144,482,000	144,482,000
Bank of America Corp. Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $40,001,944 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 7.22%, dated 9/30/08, due 10/1/08, maturity value $465,093,258 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 7.22%, dated 9/30/08, due 10/1/08, maturity value $485,097,269 (collateralized by non-U.S. government debt securities, value $533,500,000, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $100,000,139 (collateralized by U.S. government obligations, value $102,000,002, 4.50% to 8.13%, 5/15/09 to 2/15/36).	100,000,000	100,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.25%, dated 9/30/08, due 10/1/08, maturity value $250,001,736 (collateralized by U.S. government obligations, value $255,000,006, 4.50% to 8.13%, 5/15/09 to 2/15/36).	250,000,000	250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.25%, dated 9/30/08, due 10/1/08, maturity value $500,003,472 (collateralized by U.S. government obligations, value $510,000,001, 3.95% to 7.00%, 11/1/10 to 7/1/38).	500,000,000	500,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 2.89%, dated 9/8/08, due 11/07/08, maturity value $502,408,333 (collateralized by non-U.S. government debt securities, value $523,487,167, 2.74% to 9.36%, 5/16/11 to 6/25/47).(b)	500,000,000	500,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 7.20%, dated 9/30/08, due 10/1/08, maturity value $150,030,000 (collateralized by non-U.S. government debt securities, value $157,500,243, 2.53% to 8.77%, 4/20/11 to 8/8/27).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 7.20%, dated 9/30/08, due 10/1/08, maturity value $528,105,600 (collateralized by non-U.S. government debt securities, value $552,802,449, 2.74% to 9.36%, 5/16/11 to 6/25/47).	528,000,000	528,000,000
Credit Suisse First Boston Tri-Party 7.15%, dated 9/30/08, due 10/1/08, maturity value $1,000,198,611 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,024,382,487, 3.50% to 14.00%, 11/3/08 to 12/31/49).	1,000,000,000	1,000,000,000
Credit Suisse First Boston Tri-Party 7.25%, dated 9/30/08, due 10/1/08, maturity value $175,035,243 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $179,189,880, 4.50% to 10.38%, 7/15/11 to 6/15/43).	175,000,000	175,000,000
Goldman Sachs Group Inc. (The) Tri-Party 1.15%, dated 9/30/08, due 10/1/08, maturity value $150,004,792 (collateralized by U.S. government obligations, value $153,000,000, 5.50% to 6.00%, 9/1/36 to 8/1/38).	150,000,000	150,000,000

Goldman Sachs Group Inc. Tri-Party 2.84%, dated 9/8/08, due 11/7/08, maturity value $251,183,333 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $255,047,933, 4.00% to 7.21%, 12/1/18 to 10/1/38).(b)	250,000,000	250,000,000
Goldman Sachs Group Inc. Tri-Party 2.96%, dated 9/3/08, due 12/2/08, maturity value $251,850,000 (collateralized by non-U.S. government debt securities, value $262,500,000, 0.00% to 13.17%, 1/20/09 to 12/10/49).(b)	250,000,000	250,000,000
Goldman Sachs Group Inc. Tri-Party 7.18%, dated 9/30/08, due 10/1/08, maturity value $730,145,594 (collateralized by non-U.S. government debt securities, value $763,951,732, 0.00% to 8.00%, 3/15/09 to 12/31/47).	730,000,000	730,000,000
Greenwich Capital Markets Inc. Tri-Party 2.64%, dated 9/8/08, due 10/8/08, maturity value $501,100,000 (collateralized by U.S. government obligations, value $510,001,136, 4.00% to 7.00%, 8/20/37 to 12/15/49).(b)	500,000,000	500,000,000
HSBC Securities Inc. Tri-Party 7.08%, dated 9/30/08, due 10/1/08, maturity value $100,019,667 (collateralized by non-U.S. government debt securities, value $104,550,719, 0.00% to 9.50%, 10/23/08 to 2/1/42).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $500,024,306 (collateralized by U.S. government obligations, value $510,002,366, 4.50% to 7.00%, 1/1/16 to 9/1/38).	500,000,000	500,000,000
J.P. Morgan Securities Inc. Tri-Party 7.10%, dated 9/30/08, due 10/1/08, maturity value $125,024,653 (collateralized by non-U.S. government debt securities, value $131,250,180, 3.83% to 6.40%, 12/15/18 to 6/25/45).	125,000,000	125,000,000
J.P. Morgan Securities Inc. Tri-Party 7.10%, dated 9/30/08, due 10/1/08, maturity value $600,118,333 (collateralized by non-U.S. government debt securities, value $618,007,846, 2.65% to 10.00%, 10/15/08 to 12/15/50).	600,000,000	600,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $325,000,451 (collateralized by U.S. government obligations, value $331,501,648, 2.50% to 7.00%, 11/3/08 to 6/1/37).	325,000,000	325,000,000
Morgan Stanley Tri-Party 0.10%, dated 9/30/08, due 10/1/08, maturity value $250,000,694 (collateralized by U.S. government obligations, value $255,000,059, 5.38% to 6.38%, 8/15/27 to 2/15/31).	250,000,000	250,000,000
Morgan Stanley Tri-Party 2.99%, dated 9/30/08, due 12/16/08, maturity value $342,174,394 (collateralized by non-U.S. government debt securities, value $357,000,022, 0.00% to 10.00%, 10/1/08 to 9/30/38).(b)	340,000,000	340,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $8,657,482,000)		8,657,482,000

Security	Face Amount	Value
TIME DEPOSITS—1.00%
KBC Bank
0.13%, 10/01/08	200,000,000	200,000,000
Regions Bank
0.25%, 10/01/08	100,000,000	100,000,000

TOTAL TIME DEPOSITS
(Cost: $300,000,000)		300,000,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—16.92%
Allstate Life Global Funding II
2.55%, 11/14/08(a)	65,000,000	65,002,723
2.58%, 11/15/08(a)	80,000,000	80,005,207
3.74%, 10/27/08(a)	140,000,000	140,001,789
Allstate Life Global Funding Trusts
2.88%, 12/08/08	16,250,000	16,247,239
American Express Bank FSB
2.51%, 06/12/09	50,000,000	49,749,915
American Express Credit Corp.
3.20%, 10/17/08	5,000,000	4,999,273
American Honda Finance Corp.
3.22%, 03/23/09(a)	95,000,000	94,967,391
ASIF Global Financing
3.22%, 10/22/08(a)(b)	75,000,000	74,999,903
Australia & New Zealand Banking Group Ltd.
3.22%, 10/22/08(a)	100,000,000	100,000,771
Bank of America N.A.
2.99%, 10/02/09	225,000,000	225,000,000

Bank of Scotland PLC
2.49%, 10/08/08(a)	91,700,000	91,694,586
Banque Federative du Credit Mutuel
2.96%, 11/28/08(a)	125,000,000	125,000,000
BBVA US Senior SA Unipersonal
2.86%, 04/17/09(a)	50,000,000	49,891,496
BMW US Capital LLC
2.53%, 11/14/08(a)	200,000,000	200,005,361
Commonwealth Bank of Australia
3.05%, 08/03/09	100,000,000	100,000,000
Florida Heart Group PA/Florida Heart Group Holdings
6.00%, 10/01/08	50,000	50,000
General Electric Capital Corp.
3.22%, 04/24/09	60,000,000	60,001,115
Hartford Life Global Funding Trust
2.55%, 11/15/08	100,000,000	100,003,147
ING Bank NV
3.17%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
3.21%, 01/12/09(a)(b)	235,000,000	235,000,000
Lloyds TSB Group PLC
2.81%, 10/06/08(a)	15,000,000	14,999,646
MassMutual Global Funding II
2.64%, 02/02/09(a)	125,000,000	125,000,000
MetLife Insurance Co. of Connecticut
3.26%, 08/18/09(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
2.54%, 11/06/08(a)	150,000,000	150,004,549
Metropolitan Life Insurance Co.
3.24%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
2.50%, 02/17/09(a)	5,000,000	4,986,946
3.20%, 08/17/09(a)	150,000,000	150,000,000
Nationwide Building Society
2.55%, 10/06/08(a)	165,000,000	165,000,994
3.85%, 10/27/08(a)	315,000,000	315,012,134
Pricoa Global Funding I
3.07%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.84%, 09/09/09	100,000,000	100,000,000
Toyota Motor Credit Corp.
2.06%, 09/22/09	125,000,000	125,000,000
Toyota Motor Credit Corp. Series 1
2.06%, 09/22/09	150,000,000	150,000,000
2.06%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
3.00%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
2.64%, 03/13/09(a)	50,000,000	50,006,878
3.55%, 05/01/09	164,900,000	164,932,795
Wells Fargo Bank N.A.
3.35%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp. NY
2.88%, 10/10/08	70,000,000	70,000,000
3.04%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $5,070,563,858)		5,070,563,858

TOTAL INVESTMENTS IN SECURITIES — 94.55%
(Cost: $28,335,812,371)	28,335,812,371

Cash held at Custodial Bank — 5.16%	1,546,605,000
Other Assets, Less Liabilities — 0.29%	86,805,400

NET ASSETS — 100.00%	$29,969,222,771

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—9.39%
Bank of Nova Scotia
2.51%, 04/01/09	$150,000,000	$150,007,395
3.00%, 01/29/09	75,000,000	74,986,182
Branch Banking & Trust
2.81%, 11/07/08	100,000,000	100,001,005
Chase Bank USA N.A.
2.75%, 01/28/09	200,000,000	200,000,000
DnB NOR Bank ASA
2.84%, 12/08/08	85,000,000	85,000,000
Fortis Bank NY
2.44%, 10/02/08	30,000,000	29,999,714
National Australia Bank Ltd.
2.81%, 11/03/08	250,000,000	250,002,275
Royal Bank of Canada NY
3.00%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	100,000,000	100,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	75,000,000	75,001,927
Societe Generale NY
4.51%, 11/21/08	25,000,000	25,000,339
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000
UniCredito Italiano NY
2.95%, 12/08/08	85,000,000	85,000,791
Wachovia Bank N.A.
3.00%, 01/12/09	5,000,000	5,001,070
Wells Fargo Bank N.A.
2.50%, 10/06/08	200,000,000	200,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,505,000,698)		1,505,000,698

Security	Face Amount	Value
COMMERCIAL PAPER—27.23%
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	180,000,000	175,264,000
Banco Bilbao Vizcaya Argentaria/London
3.09%, 01/22/09	200,000,000	198,060,167
Bank of Scotland
2.80%, 11/07/08	100,000,000	99,712,222
Bryant Park Funding LLC
4.00%, 10/01/08(a)	250,000,000	250,000,000
4.10%, 10/02/08(a)	300,242,000	300,207,806
Caisse Nationale des Caisses d’Epargne et de Prevoyance
2.82%, 12/01/08	100,000,000	99,522,167
Cancara Asset Securitisation Ltd.
6.00%, 10/01/08(a)	232,000,000	232,000,000
6.50%, 10/01/08(a)	250,000,000	250,000,000
Chariot Funding LLC
3.50%, 10/02/08(a)	300,000,000	299,970,833
Falcon Asset Securitization Corp.
4.00%, 10/01/08(a)	134,204,000	134,204,000
5.50%, 10/01/08(a)	250,000,000	250,000,000
Jupiter Securitization Corp.
3.50%, 10/02/08(a)	250,000,000	249,975,695
5.50%, 10/01/08(a)	200,000,000	200,000,000

Kitty Hawk Funding Corp.
4.10%, 10/03/08(a)	500,000,000	499,886,111
Matchpoint Master Trust
6.50%, 10/01/08(a)	160,000,000	160,000,000
Park Avenue Receivables Corp.
3.50%, 10/03/08(a)	250,000,000	249,951,389
5.50%, 10/01/08(a)	281,000,000	281,000,000
Royal Bank of Scotland
2.78%, 11/24/08	75,000,000	74,687,250
Tulip Funding Corp.
7.25%, 10/01/08(a)	285,000,000	285,000,000
UniCredito Italiano Bank (Ireland) PLC
2.93%, 11/10/08	75,000,000	74,755,833

TOTAL COMMERCIAL PAPER
(Cost: $4,364,197,473)		4,364,197,473

Security	Face Amount	Value
MEDIUM-TERM NOTES—5.85%
ASIF Global Financing
3.90%, 10/22/08(a)(b)	15,670,000	15,659,973
Berkshire Hathaway Finance Corp.
3.38%, 10/15/08	65,200,000	65,214,514
Federal Home Loan Bank
3.00%, 07/14/09	165,195,000	165,166,719
MassMutual Global Funding II
3.80%, 04/15/09(a)	40,000,000	40,270,451
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000
US Bank N.A.
2.75%, 01/05/09	170,000,000	170,000,000
2.92%, 01/21/09	200,000,000	200,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	31,007,509

TOTAL MEDIUM-TERM NOTES
(Cost: $937,319,166)		937,319,166

Security	Face Amount	Value
REPURCHASE AGREEMENTS—26.78%
Banc of America Securities LLC Tri-Party 4.00%, dated 9/30/08, due 10/1/08, maturity value $100,011,111 (collateralized by non-U.S. government debt securities, value $105,000,000, 6.00%, 10/25/37).	$100,000,000	$100,000,000
Bank of America Corp. Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $40,001,944 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 7.22%, dated 9/30/08, due 10/1/08, maturity value $400,080,222 (collateralized by non-U.S. government debt securities, value $440,000,000, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.00%, dated 9/30/08, due 10/1/08, maturity value $250,034,722 (collateralized by non-U.S. government debt securities, value $255,000,001, 1.62% to 7.55%, 10/1/08 to 12/2/08).	250,000,000	250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 7.20%, dated 9/30/08, due 10/1/08, maturity value $350,070,000 (collateralized by non-U.S. government debt securities, value $367,500,000, 3.43% to 6.50%, 12/25/35 to 4/25/46).	350,000,000	350,000,000
Credit Suisse First Boston Tri-Party 0.25%, dated 9/30/08, due 10/1/08, maturity value $100,000,694 (collateralized by U.S. government obligations, value $102,003,156, 4.63%, 11/15/09).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.25%, dated 9/30/08, due 10/1/08, maturity value $300,002,083 (collateralized by U.S. government obligations, value $306,001,052, 2.13% to 4.88%, 5/15/09 to 4/30/10).	300,000,000	300,000,000

Credit Suisse First Boston Tri-Party 3.50%, dated 9/30/08, due 10/1/08, maturity value $250,024,306 (collateralized by U.S. government obligations and cash, value $254,010,997, 4.50% to 7.00%, 6/15/22 to 9/20/38).	250,000,000	250,000,000
Credit Suisse First Boston Tri-Party 7.15%, dated 9/30/08, due 10/1/08, maturity value $375,074,479 (collateralized by U.S. government obligations, value $382,501,277, 4.50% to 5.50%, 9/1/23 to 9/1/34).	375,000,000	375,000,000
Credit Suisse First Boston Tri-Party 7.25%, dated 9/30/08, due 10/1/08, maturity value $125,025,174 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $127,992,771, 4.50% to 10.38%, 7/15/11 to 6/15/43).	125,000,000	125,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.02%, dated 9/30/08, due 10/1/08, maturity value $269,486,150 (collateralized by U.S. government obligations, value $274,875,801, 6.50%, 2/15/10).	269,486,000	269,486,000
Goldman Sachs Group Inc. (The) Tri-Party 1.15%, dated 9/30/08, due 10/1/08, maturity value $22,211,710 (collateralized by U.S. government obligations, value $22,655,221, 5.00% to 6.00%, 10/1/36 to 7/1/38).	22,211,000	22,211,000
Goldman Sachs Group Inc. (The) Tri-Party 7.18%, dated 9/30/08, due 10/1/08, maturity value $685,136,619 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $777,609,069, 2.34% to 7.50%, 3/15/09 to 8/25/47).	685,000,000	685,000,000
J.P. Morgan Securities Inc. Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $400,019,444 (collateralized by U.S. government obligations, value $408,001,325, 4.50% to 7.00%, 9/1/20 to 4/1/47).	400,000,000	400,000,000
J.P. Morgan Securities Inc. Tri-Party 7.10%, dated 9/30/08, due 10/1/08, maturity value $225,044,375 (collateralized by non-U.S. government debt securities, value $236,251,316, 3.15% to 6.80%, 11/15/18 to 12/17/54).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 7.10%, dated 9/30/08, due 10/1/08, maturity value $250,049,306 (collateralized by non-U.S. government debt securities, value $250,728,737, 2.88% to 7.63%, 11/28/08 to 1/2/23).	250,000,000	250,000,000
Morgan Stanley Tri-Party 1.50%, dated 9/30/08, due 10/1/08, maturity value $150,006,250 (collateralized by U.S. government obligations, value $153,698,433, 4.50% to 7.00%, 11/1/13 to 5/1/47).	150,000,000	150,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,291,697,000)		4,291,697,000

Security	Face Amount	Value
TIME DEPOSITS—1.69%
Royal Bank of Canada
0.13%, 10/01/08	86,615,000	86,615,000
2.00%, 10/01/08	185,000,000	185,000,000

TOTAL TIME DEPOSITS
(Cost: $271,615,000)		271,615,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—20.76%
Allstate Life Global Funding II
2.55%, 11/14/08(a)	85,000,000	85,002,077
3.74%, 10/27/08(a)	160,000,000	160,000,205
ASIF Global Financing
3.22%, 10/22/08(a)(b)	75,000,000	74,999,903
Australia & New Zealand Banking Group Ltd.
3.02%, 07/02/09	50,000,000	49,960,500
Bank of America N.A.
2.88%, 12/18/08	50,000,000	50,002,089
2.99%, 10/02/09	75,000,000	75,000,000
Commonwealth Bank of Australia
3.02%, 07/16/09	150,000,000	150,000,000
3.05%, 08/03/09	100,000,000	100,000,000
General Electric Capital Corp.
2.83%, 01/05/09	13,800,000	13,793,933
2.86%, 03/16/09	2,900,000	2,898,115
2.92%, 06/15/09	25,000,000	24,996,883
3.22%, 04/24/09	65,000,000	65,000,000

Hartford Life Global Funding Trust
2.55%, 11/15/08	100,000,000	100,000,000
ING Bank NV
3.17%, 06/17/09(a)	100,000,000	100,000,000
ING USA Annuity & Life Insurance Co.
3.21%, 01/12/09(a)(b)	65,000,000	65,000,000
John Hancock Global Funding II
2.94%, 04/27/09	10,685,000	10,674,170
MassMutual Global Funding II
2.64%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Global Funding I
2.54%, 11/06/08(a)	139,680,000	139,680,443
Metropolitan Life Insurance Co.
3.25%, 07/27/09(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
3.11%, 04/01/09(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
3.20%, 08/17/09(a)	50,000,000	50,000,000
Morgan Stanley
2.64%, 12/03/08	100,000,000	100,000,000
National Australia Bank Ltd.
3.03%, 07/06/09	75,000,000	74,916,186
Nationwide Building Society
2.55%, 10/06/08(a)	135,000,000	135,000,197
3.85%, 10/27/08(a)	50,000,000	50,000,000
Procter & Gamble Co.
2.80%, 07/06/09(a)	50,000,000	50,005,953
Rabobank Nederland NV
2.78%, 11/14/08(a)	140,000,000	140,000,000
Rabobank Nederland NV NY
2.99%, 08/07/09	13,500,000	13,511,725
Royal Bank of Canada
2.89%, 07/15/09	25,500,000	25,500,000
Toyota Motor Credit Corp.
2.06%, 10/20/08	25,000,000	24,992,327
Toyota Motor Credit Corp. Series 1
2.54%, 01/12/09	200,000,000	200,000,000
U.S. Bancorp
3.74%, 04/28/09	87,000,000	86,955,894
Wachovia Bank N.A.
2.76%, 10/03/08	31,200,000	31,199,853
2.87%, 11/25/08	40,000,000	39,998,161
3.00%, 05/01/09	242,000,000	242,000,000
3.25%, 03/23/09	50,000,000	49,904,496
Wells Fargo & Co.
3.55%, 05/01/09	50,000,000	50,014,723
Wells Fargo Bank N.A.
3.35%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp. NY
3.04%, 06/10/09	175,000,000	175,000,000
3.11%, 08/20/09	75,000,000	75,000,000
World Savings Bank FSB
2.84%, 05/08/09	3,100,000	3,087,309
2.94%, 03/02/09	2,600,000	2,593,820

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,326,688,962)		3,326,688,962

TOTAL INVESTMENTS IN SECURITIES — 91.70%
(Cost: $14,696,518,299)		14,696,518,299

Cash held at Custodial Bank — 8.06%		1,291,376,000
Other Assets, Less Liabilities — 0.24%		38,615,037

NET ASSETS — 100.00%		$16,026,509,336

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Shares	Value
COMMON STOCKS—98.49%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$768,808
Omnicom Group Inc.(b)	67,246	2,593,006

		3,361,814
AEROSPACE & DEFENSE—2.26%
Boeing Co. (The)	156,483	8,974,300
General Dynamics Corp.	83,633	6,157,061
Goodrich Corp.	26,274	1,092,998
L-3 Communications Holdings Inc.(b)	25,753	2,532,035
Lockheed Martin Corp.	70,403	7,721,097
Northrop Grumman Corp.	70,838	4,288,533
Raytheon Co.(b)	88,289	4,724,344
Rockwell Collins Inc.(b)	33,757	1,623,374
United Technologies Corp.	203,717	12,235,243

		49,348,985
AGRICULTURE—2.31%
Altria Group Inc.	435,450	8,639,328
Archer-Daniels-Midland Co.(b)	135,178	2,961,750
Lorillard Inc.	36,514	2,597,971
Monsanto Co.	115,958	11,477,523
Philip Morris International Inc.	435,102	20,928,406
Reynolds American Inc.	35,971	1,748,910
UST Inc.	31,043	2,065,601

		50,419,489
AIRLINES—0.10%
Southwest Airlines Co.	155,242	2,252,561

		2,252,561
APPAREL—0.47%
Coach Inc.(a)(b)	71,666	1,794,517
Jones Apparel Group Inc.(b)	18,099	335,013
Liz Claiborne Inc.(b)	19,972	328,140
Nike Inc. Class B	82,689	5,531,894
Polo Ralph Lauren Corp.(b)	12,120	807,677
VF Corp.(b)	18,338	1,417,711

		10,214,952
AUTO MANUFACTURERS—0.30%
Ford Motor Co.(a)(b)	476,311	2,476,817
General Motors Corp.(b)	118,913	1,123,728
PACCAR Inc.(b)	76,655	2,927,455

		6,528,000
AUTO PARTS & EQUIPMENT—0.21%
Goodyear Tire & Rubber Co. (The)(a)	50,560	774,074
Johnson Controls Inc.	125,317	3,800,865

		4,574,939
BANKS—5.30%
Bank of America Corp.	961,538	33,653,830
Bank of New York Mellon Corp. (The)	241,591	7,871,035
BB&T Corp.(b)	115,802	4,377,316

Comerica Inc.(b)	31,625	1,036,984
Discover Financial Services LLC	100,663	1,391,163
Fifth Third Bancorp(b)	121,606	1,447,111
First Horizon National Corp.(b)	42,319	396,106
Huntington Bancshares Inc.(b)	77,019	615,382
KeyCorp	104,089	1,242,823
M&T Bank Corp.(b)	16,193	1,445,225
Marshall & Ilsley Corp.(b)	54,470	1,097,571
National City Corp.(b)	159,850	279,738
Northern Trust Corp.	46,575	3,362,715
PNC Financial Services Group Inc. (The)	73,032	5,455,490
Regions Financial Corp.(b)	145,922	1,400,851
State Street Corp.	90,997	5,175,909
SunTrust Banks Inc.	74,532	3,353,195
U.S. Bancorp	367,283	13,229,534
Wachovia Corp.(b)	455,054	1,592,689
Wells Fargo & Co.	697,712	26,185,131
Zions Bancorporation(b)	23,844	922,763

		115,532,561
BEVERAGES—2.80%
Anheuser-Busch Companies Inc.	151,587	9,834,965
Brown-Forman Corp. Class B(b)	16,842	1,209,424
Coca-Cola Co. (The)	419,186	22,166,556
Coca-Cola Enterprises Inc.	66,699	1,118,542
Constellation Brands Inc. Class A(a)(b)	41,066	881,276
Molson Coors Brewing Co. Class B	31,706	1,482,256
Pepsi Bottling Group Inc.	28,453	829,974
PepsiCo Inc.	330,439	23,550,388

		61,073,381
BIOTECHNOLOGY—1.27%
Amgen Inc.(a)	223,487	13,246,075
Biogen Idec Inc.(a)	61,516	3,093,640
Celgene Corp.(a)	95,880	6,067,286
Genzyme Corp.(a)	56,617	4,579,749
Millipore Corp.(a)(b)	11,580	796,704

		27,783,454
BUILDING MATERIALS—0.06%
Masco Corp.(b)	75,975	1,362,992

		1,362,992
CHEMICALS—1.53%
Air Products and Chemicals Inc.(b)	44,634	3,056,983
Ashland Inc.	11,792	344,798
CF Industries Holdings Inc.	11,842	1,083,069
Dow Chemical Co. (The)	195,272	6,205,744
E.I. du Pont de Nemours and Co.	190,184	7,664,415
Eastman Chemical Co.(b)	16,022	882,171
Ecolab Inc.(b)	36,852	1,788,059
Hercules Inc.(b)	23,337	461,839
International Flavors & Fragrances Inc.(b)	16,928	667,979
PPG Industries Inc.(b)	34,455	2,009,416
Praxair Inc.(b)	66,388	4,762,675
Rohm and Haas Co.	26,340	1,843,800
Sherwin-Williams Co. (The)(b)	20,766	1,186,985
Sigma-Aldrich Corp.(b)	26,147	1,370,626

		33,328,559
COAL—0.23%
CONSOL Energy Inc.(b)	38,377	1,761,121
Massey Energy Co.	17,752	633,214
Peabody Energy Corp.(b)	57,468	2,586,060

		4,980,395

COMMERCIAL SERVICES—0.68%
Apollo Group Inc. Class A(a)	22,760	1,349,668
Convergys Corp.(a)(b)	25,380	375,116
Equifax Inc.	27,219	937,695
H&R Block Inc.	69,378	1,578,350
McKesson Corp.(b)	58,208	3,132,172
Monster Worldwide Inc.(a)(b)	26,159	390,031
Moody’s Corp.(b)	41,022	1,394,748
R.R. Donnelley & Sons Co.	44,602	1,094,087
Robert Half International Inc.(b)	33,381	826,180
Western Union Co.	152,879	3,771,525

		14,849,572
COMPUTERS—4.52%
Affiliated Computer Services Inc. Class A(a)(b)	20,255	1,025,511
Apple Inc.(a)	186,791	21,230,665
Cognizant Technology Solutions Corp.(a)	61,710	1,408,839
Computer Sciences Corp.(a)	31,747	1,275,912
Dell Inc.(a)	368,833	6,078,368
EMC Corp.(a)(b)	436,393	5,219,260
Hewlett-Packard Co.	516,935	23,903,074
International Business Machines Corp.	285,900	33,438,864
Lexmark International Inc. Class A(a)(b)	18,504	602,675
NetApp Inc.(a)(b)	70,124	1,278,361
SanDisk Corp.(a)	47,254	923,816
Sun Microsystems Inc.(a)	156,051	1,185,988
Teradata Corp.(a)	37,773	736,574
Unisys Corp.(a)	75,179	206,742

		98,514,649
COSMETICS & PERSONAL CARE—2.64%
Avon Products Inc.(b)	89,582	3,723,924
Colgate-Palmolive Co.	106,572	8,030,200
Estee Lauder Companies Inc. (The) Class A(b)	24,028	1,199,237
Procter & Gamble Co. (The)	640,181	44,614,214

		57,567,575
DISTRIBUTION & WHOLESALE—0.18%
Fastenal Co.	27,143	1,340,593
Genuine Parts Co.	34,410	1,383,626
W.W. Grainger Inc.	13,662	1,188,184

		3,912,403
DIVERSIFIED FINANCIAL SERVICES—5.75%
American Express Co.	244,412	8,659,517
Ameriprise Financial Inc.	45,188	1,726,182
Capital One Financial Corp.(b)	79,223	4,040,373
Charles Schwab Corp. (The)	196,604	5,111,704
CIT Group Inc.	59,847	416,535
Citigroup Inc.	1,148,146	23,548,474
CME Group Inc.	14,145	5,255,009
E*TRADE Financial Corp.(a)(b)	113,200	316,960
Federated Investors Inc. Class B	18,116	522,647
Franklin Resources Inc.	32,347	2,850,741
Goldman Sachs Group Inc. (The)	91,571	11,721,088
IntercontinentalExchange Inc.(a)	15,857	1,279,343
Invesco Ltd.	81,215	1,703,891
Janus Capital Group Inc.(b)	33,579	815,298
JPMorgan Chase & Co.	776,066	36,242,282
Legg Mason Inc.(b)	30,034	1,143,094
Merrill Lynch & Co. Inc.	322,822	8,167,397
Morgan Stanley	233,737	5,375,951

NYSE Euronext Inc.	56,253	2,203,993
SLM Corp.(a)	98,062	1,210,085
T. Rowe Price Group Inc.	54,519	2,928,216

		125,238,780
ELECTRIC—3.26%
AES Corp. (The)(a)	141,073	1,649,143
Allegheny Energy Inc.(b)	35,294	1,297,760
Ameren Corp.(b)	43,992	1,717,008
American Electric Power Co. Inc.	85,005	3,147,735
CenterPoint Energy Inc.	71,872	1,047,175
CMS Energy Corp.(b)	47,382	590,854
Consolidated Edison Inc.(b)	57,788	2,482,572
Constellation Energy Group Inc.	37,456	910,181
Dominion Resources Inc.	122,227	5,228,871
DTE Energy Co.(b)	34,268	1,374,832
Duke Energy Corp.(b)	266,782	4,650,010
Dynegy Inc. Class A(a)(b)	104,575	374,379
Edison International	68,401	2,729,200
Entergy Corp.	40,485	3,603,570
Exelon Corp.	138,572	8,677,379
FirstEnergy Corp.	64,361	4,311,543
FPL Group Inc.	86,138	4,332,741
Integrys Energy Group Inc.	16,065	802,286
Pepco Holdings Inc.	42,321	969,574
PG&E Corp.(b)	75,621	2,832,006
Pinnacle West Capital Corp.(b)	21,158	728,047
PPL Corp.	79,009	2,924,913
Progress Energy Inc.(b)	55,436	2,390,955
Public Service Enterprise Group Inc.	107,467	3,523,843
Southern Co. (The)(b)	162,342	6,118,670
TECO Energy Inc.(b)	44,313	697,043
Xcel Energy Inc.(b)	93,917	1,877,401

		70,989,691
ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
Emerson Electric Co.	163,863	6,683,972
Molex Inc.(b)	30,287	679,943

		7,363,915
ELECTRONICS—0.68%
Agilent Technologies Inc.(a)	75,609	2,242,563
Amphenol Corp. Class A	37,265	1,495,817
Applied Biosystems Inc.	35,433	1,213,580
Jabil Circuit Inc.	44,010	419,855
PerkinElmer Inc.(b)	24,783	618,832
Thermo Fisher Scientific Inc.(a)	88,309	4,856,995
Tyco Electronics Ltd.	100,355	2,775,819
Waters Corp.(a)	21,029	1,223,467

		14,846,928
ENGINEERING & CONSTRUCTION—0.16%
Fluor Corp.	37,697	2,099,723
Jacobs Engineering Group Inc.(a)	25,582	1,389,358

		3,489,081
ENTERTAINMENT—0.05%
International Game Technology Inc.(b)	65,041	1,117,404

		1,117,404
ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.(a)	70,895	787,643
Waste Management Inc.	103,002	3,243,533

		4,031,176

FOOD—2.11%
Campbell Soup Co.(b)	44,082	1,701,565
ConAgra Foods Inc.	95,538	1,859,169
Dean Foods Co.(a)(b)	31,884	744,810
General Mills Inc.	70,856	4,869,224
H.J. Heinz Co.	66,157	3,305,865
Hershey Co. (The)(b)	35,291	1,395,406
Kellogg Co.	52,417	2,940,594
Kraft Foods Inc.	320,051	10,481,670
Kroger Co. (The)(b)	138,878	3,816,367
McCormick & Co. Inc. NVS(b)	26,935	1,035,651
Safeway Inc.	91,965	2,181,410
Sara Lee Corp.	148,311	1,873,168
SUPERVALU Inc.	44,607	967,972
Sysco Corp.(b)	126,862	3,911,155
Tyson Foods Inc. Class A(b)	63,044	752,745
Whole Foods Market Inc.(b)	29,502	590,925
Wm. Wrigley Jr. Co.	45,395	3,604,363

		46,032,059
FOREST PRODUCTS & PAPER—0.35%
International Paper Co.	89,778	2,350,388
MeadWestvaco Corp.(b)	36,508	851,001
Plum Creek Timber Co. Inc.(b)	35,934	1,791,669
Weyerhaeuser Co.(b)	44,355	2,687,026

		7,680,084
GAS—0.18%
Nicor Inc.(b)	9,693	429,885
NiSource Inc.	57,628	850,589
Sempra Energy(b)	51,528	2,600,618

		3,881,092
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp. (The)(b)	12,850	780,638
Snap-On Inc.(b)	12,087	636,501
Stanley Works (The)(b)	16,479	687,833

		2,104,972
HEALTH CARE - PRODUCTS—4.16%
Baxter International Inc.	132,316	8,683,899
Becton, Dickinson and Co.	51,231	4,111,800
Boston Scientific Corp.(a)	316,235	3,880,203
C.R. Bard Inc.(b)	20,847	1,977,755
Covidien Ltd.	105,768	5,686,088
Intuitive Surgical Inc.(a)(b)	8,218	1,980,374
Johnson & Johnson	589,615	40,848,527
Medtronic Inc.	237,879	11,917,738
Patterson Companies Inc.(a)(b)	19,911	605,494
St. Jude Medical Inc.(a)	72,011	3,131,758
Stryker Corp.(b)	52,123	3,247,263
Varian Medical Systems Inc.(a)(b)	26,383	1,507,261
Zimmer Holdings Inc.(a)	47,820	3,087,259

		90,665,419
HEALTH CARE - SERVICES—1.04%
Aetna Inc.	100,031	3,612,119
Coventry Health Care Inc.(a)	31,866	1,037,238
DaVita Inc.(a)(b)	21,995	1,253,935
Humana Inc.(a)	35,538	1,464,166
Laboratory Corp. of America Holdings(a)(b)	23,375	1,624,563
Quest Diagnostics Inc.(b)	33,141	1,712,395
Tenet Healthcare Corp.(a)(b)	91,084	505,516

UnitedHealth Group Inc.	255,944	6,498,418
WellPoint Inc.(a)	108,295	5,064,957

		22,773,307
HOLDING COMPANIES - DIVERSIFIED—0.08%
Leucadia National Corp.	37,012	1,681,825

		1,681,825
HOME BUILDERS—0.12%
Centex Corp.(b)	25,426	411,901
D.R. Horton Inc.	57,772	752,191
KB Home(b)	16,233	319,465
Lennar Corp. Class A(b)	28,949	439,735
Pulte Homes Inc.(b)	44,917	627,490

		2,550,782
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	12,074	411,361
Whirlpool Corp.(b)	15,781	1,251,275

		1,662,636
HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.(b)	22,375	995,240
Clorox Co. (The)(b)	28,947	1,814,687
Fortune Brands Inc.(b)	31,248	1,792,385
Kimberly-Clark Corp.	87,824	5,694,508

		10,296,820
HOUSEWARES—0.05%
Newell Rubbermaid Inc.(b)	58,177	1,004,135

		1,004,135
INSURANCE—3.04%
Aflac Inc.	100,378	5,897,208
Allstate Corp. (The)	114,675	5,288,811
American International Group Inc.	564,309	1,879,149
Aon Corp.	59,021	2,653,584
Assurant Inc.	24,952	1,372,360
Chubb Corp.	75,653	4,153,350
CIGNA Corp.	57,366	1,949,297
Cincinnati Financial Corp.	34,288	975,151
Genworth Financial Inc. Class A	90,929	782,899
Hartford Financial Services Group Inc. (The)	63,923	2,620,204
Lincoln National Corp.	54,439	2,330,534
Loews Corp.(b)	76,008	3,001,556
Marsh & McLennan Companies Inc.	108,142	3,434,590
MBIA Inc.(b)	43,130	513,247
MetLife Inc.	144,808	8,109,248
MGIC Investment Corp.(b)	26,907	189,156
Principal Financial Group Inc.(b)	54,356	2,363,942
Progressive Corp. (The)	142,250	2,475,150
Prudential Financial Inc.	90,309	6,502,248
Torchmark Corp.	18,021	1,077,656
Travelers Companies Inc. (The)	125,023	5,651,040
Unum Group(b)	72,734	1,825,623
XL Capital Ltd. Class A(b)	65,645	1,177,671

		66,223,674
INTERNET—1.88%
Akamai Technologies Inc.(a)(b)	35,386	617,132
Amazon.com Inc.(a)(b)	67,325	4,898,567
eBay Inc.(a)	229,418	5,134,375
Expedia Inc.(a)(b)	43,936	663,873
Google Inc. Class A(a)	50,389	20,181,802

Symantec Corp.(a)	176,357	3,453,070
VeriSign Inc.(a)(b)	40,911	1,066,959
Yahoo! Inc.(a)	292,093	5,053,209

		41,068,987
INVESTMENT COMPANIES—0.05%
American Capital Ltd.(b)	43,530	1,110,450

		1,110,450
IRON & STEEL—0.27%
AK Steel Holding Corp.(b)	23,542	610,209
Allegheny Technologies Inc.(b)	21,251	627,967
Nucor Corp.(b)	66,695	2,634,453
United States Steel Corp.	24,714	1,918,054

		5,790,683
LEISURE TIME—0.23%
Carnival Corp.(b)	92,322	3,263,583
Harley-Davidson Inc.(b)	49,674	1,852,840

		5,116,423
LODGING—0.15%
Marriott International Inc. Class A(b)	63,109	1,646,514
Starwood Hotels & Resorts Worldwide Inc.(b)	39,213	1,103,454
Wyndham Worldwide Corp.	37,193	584,302

		3,334,270
MACHINERY—0.74%
Caterpillar Inc.	128,027	7,630,409
Cummins Inc.	42,646	1,864,483
Deere & Co.(b)	89,690	4,439,655
Manitowoc Co. Inc. (The)	27,353	425,339
Rockwell Automation Inc.	30,828	1,151,118
Terex Corp.(a)	21,087	643,575

		16,154,579
MANUFACTURING—4.41%
Cooper Industries Ltd.(b)	36,546	1,460,013
Danaher Corp.	53,800	3,733,720
Dover Corp.	39,769	1,612,633
Eastman Kodak Co.(b)	60,584	931,782
Eaton Corp.	35,005	1,966,581
General Electric Co.	2,097,716	53,491,758
Honeywell International Inc.	156,919	6,519,985
Illinois Tool Works Inc.	84,270	3,745,802
Ingersoll-Rand Co. Ltd. Class A	66,726	2,079,849
ITT Industries Inc.	38,148	2,121,410
Leggett & Platt Inc.(b)	32,959	718,177
Pall Corp.	25,194	866,422
Parker Hannifin Corp.(b)	35,220	1,866,660
Textron Inc.	52,337	1,532,427
3M Co.(b)	147,089	10,047,649
Tyco International Ltd.	99,578	3,487,222

		96,182,090
MEDIA—2.45%
CBS Corp. Class B	142,988	2,084,765
Comcast Corp. Class A	616,466	12,101,228
DIRECTV Group Inc. (The)(a)(b)	122,614	3,208,808
Gannett Co. Inc.	48,072	812,898
McGraw-Hill Companies Inc. (The)	67,453	2,132,189
Meredith Corp.(b)	8,222	230,545
New York Times Co. (The) Class A(b)	26,012	371,711
News Corp. Class A	483,339	5,795,235

Scripps Networks Interactive Inc. Class A	18,872	685,242
Time Warner Inc.	755,331	9,902,389
Viacom Inc. Class B(a)	131,795	3,273,788
Walt Disney Co. (The)	396,361	12,164,319
Washington Post Co. (The) Class B(b)	1,264	703,745

		53,466,862
METAL FABRICATE & HARDWARE—0.11%
Precision Castparts Corp.(b)	29,244	2,303,842

		2,303,842
MINING—0.65%
Alcoa Inc.	171,082	3,863,032
Freeport-McMoRan Copper & Gold Inc.(b)	80,925	4,600,586
Newmont Mining Corp.(b)	96,229	3,729,836
Titanium Metals Corp.(b)	16,101	182,585
Vulcan Materials Co.(b)	22,984	1,712,308

		14,088,347
OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	43,597	1,450,036
Xerox Corp.(b)	185,699	2,141,109

		3,591,145
OIL & GAS—10.59%
Anadarko Petroleum Corp.	98,736	4,789,683
Apache Corp.	70,503	7,352,053
Cabot Oil & Gas Corp.	21,889	791,068
Chesapeake Energy Corp.(b)	109,844	3,939,006
Chevron Corp.	433,513	35,756,152
ConocoPhillips	320,802	23,498,747
Devon Energy Corp.	92,941	8,476,219
ENSCO International Inc.	30,313	1,746,938
EOG Resources Inc.	52,436	4,690,925
Exxon Mobil Corp.	1,095,593	85,083,752
Hess Corp.	59,653	4,896,318
Marathon Oil Corp.	148,581	5,923,924
Murphy Oil Corp.(b)	40,270	2,582,918
Nabors Industries Ltd.(a)(b)	59,124	1,473,370
Noble Corp.	56,427	2,477,145
Noble Energy Inc.	36,160	2,010,134
Occidental Petroleum Corp.	172,234	12,133,885
Pioneer Natural Resources Co.	25,217	1,318,345
Range Resources Corp.(b)	32,456	1,391,389
Rowan Companies Inc.(b)	23,674	723,241
Southwestern Energy Co.(a)	72,572	2,216,349
Sunoco Inc.(b)	24,551	873,525
Tesoro Corp.	28,979	477,864
Transocean Inc.(a)	67,251	7,386,850
Valero Energy Corp.	110,938	3,361,421
XTO Energy Inc.	115,783	5,386,225

		230,757,446
OIL & GAS SERVICES—1.99%
Baker Hughes Inc.	65,041	3,937,582
BJ Services Co.	61,731	1,180,914
Cameron International Corp.(a)(b)	45,499	1,753,531
Halliburton Co.	184,830	5,986,644
National Oilwell Varco Inc.(a)(b)	87,961	4,418,281
Schlumberger Ltd.	252,935	19,751,694
Smith International Inc.	45,501	2,668,179
Weatherford International Ltd.(a)	143,534	3,608,445

		43,305,270

PACKAGING & CONTAINERS—0.13%
Ball Corp.	20,550	811,520
Bemis Co. Inc.(b)	20,963	549,440
Pactiv Corp.(a)	27,499	682,800
Sealed Air Corp.(b)	33,663	740,249

		2,784,009
PHARMACEUTICALS—5.79%
Abbott Laboratories	325,030	18,715,227
Allergan Inc.(b)	64,990	3,346,985
AmerisourceBergen Corp.(b)	33,823	1,273,436
Barr Pharmaceuticals Inc.(a)	23,077	1,506,928
Bristol-Myers Squibb Co.	417,319	8,701,101
Cardinal Health Inc.	75,681	3,729,560
Eli Lilly and Co.	210,923	9,286,940
Express Scripts Inc.(a)	52,303	3,861,007
Forest Laboratories Inc.(a)	63,999	1,809,892
Gilead Sciences Inc.(a)	194,123	8,848,126
Hospira Inc.(a)(b)	33,421	1,276,682
King Pharmaceuticals Inc.(a)	51,510	493,466
Medco Health Solutions Inc.(a)	106,342	4,785,390
Merck & Co. Inc.	451,711	14,255,999
Mylan Inc.(a)(b)	64,014	731,040
Pfizer Inc.	1,421,373	26,210,118
Schering-Plough Corp.	342,643	6,328,616
Watson Pharmaceuticals Inc.(a)(b)	21,966	626,031
Wyeth	281,117	10,384,462

		126,171,006
PIPELINES—0.43%
El Paso Corp.(b)	147,473	1,881,755
Questar Corp.(b)	36,393	1,489,202
Spectra Energy Corp.(b)	130,557	3,107,257
Williams Companies Inc. (The)	120,632	2,852,947

		9,331,161
REAL ESTATE—0.02%
CB Richard Ellis Group Inc. Class A(a)(b)	36,586	489,155

		489,155
REAL ESTATE INVESTMENT TRUSTS—1.20%
Apartment Investment and Management Co. Class A(b)	17,409	609,663
AvalonBay Communities Inc.(b)	16,167	1,591,156
Boston Properties Inc.(b)	25,131	2,353,769
Developers Diversified Realty Corp.(b)	25,176	797,827
Equity Residential(b)	57,306	2,544,959
General Growth Properties Inc.(b)	49,097	741,365
HCP Inc.	52,995	2,126,689
Host Hotels & Resorts Inc.(b)	109,677	1,457,607
Kimco Realty Corp.(b)	48,430	1,789,004
ProLogis	55,042	2,271,583
Public Storage	26,379	2,611,785
Simon Property Group Inc.(b)	47,428	4,600,516
Vornado Realty Trust(b)	28,853	2,624,180

		26,120,103
RETAIL—5.70%
Abercrombie & Fitch Co. Class A(b)	18,268	720,673
AutoNation Inc.(a)(b)	24,390	274,144
AutoZone Inc.(a)(b)	8,638	1,065,411
Bed Bath & Beyond Inc.(a)(b)	55,163	1,732,670
Best Buy Co. Inc.(b)	71,767	2,691,263
Big Lots Inc.(a)(b)	17,175	477,980
Costco Wholesale Corp.(b)	91,642	5,950,315

CVS Caremark Corp.	302,569	10,184,473
Darden Restaurants Inc.(b)	29,436	842,753
Dillard’s Inc. Class A(b)	12,440	146,792
Family Dollar Stores Inc.(b)	29,368	696,022
GameStop Corp. Class A(a)(b)	34,618	1,184,282
Gap Inc. (The)	98,857	1,757,677
Home Depot Inc.	358,062	9,270,225
J.C. Penney Co. Inc.	46,627	1,554,544
Kohl’s Corp.(a)(b)	64,389	2,967,045
Limited Brands Inc.(b)	61,327	1,062,184
Lowe’s Companies Inc.	308,959	7,319,239
Macy’s Inc.	88,302	1,587,670
McDonald’s Corp.	236,826	14,612,164
Nordstrom Inc.(b)	34,291	988,267
Office Depot Inc.(a)	56,955	331,478
RadioShack Corp.(b)	27,610	477,101
Sears Holdings Corp.(a)(b)	12,211	1,141,728
Staples Inc.(b)	149,822	3,370,995
Starbucks Corp.(a)(b)	154,415	2,296,151
Target Corp.(b)	159,540	7,825,437
Tiffany & Co.(b)	26,469	940,179
TJX Companies Inc. (The)	87,773	2,678,832
Walgreen Co.(b)	208,656	6,459,990
Wal-Mart Stores Inc.	473,229	28,341,685
Yum! Brands Inc.(b)	98,277	3,204,813

		124,154,182
SAVINGS & LOANS—0.11%
Hudson City Bancorp Inc.(b)	109,008	2,011,198
Sovereign Bancorp Inc.	114,253	451,299

		2,462,497
SEMICONDUCTORS—2.23%
Advanced Micro Devices Inc.(a)(b)	127,547	669,622
Altera Corp.(b)	62,979	1,302,406
Analog Devices Inc.	60,933	1,605,585
Applied Materials Inc.	281,539	4,259,685
Broadcom Corp. Class A(a)	93,917	1,749,674
Intel Corp.	1,186,714	22,227,153
KLA-Tencor Corp.(b)	36,470	1,154,276
Linear Technology Corp.(b)	46,605	1,428,909
LSI Corp.(a)(b)	133,993	718,202
MEMC Electronic Materials Inc.(a)	47,832	1,351,732
Microchip Technology Inc.(b)	38,860	1,143,650
Micron Technology Inc.(a)(b)	159,943	647,769
National Semiconductor Corp.(b)	42,378	729,325
Novellus Systems Inc.(a)	21,560	423,438
NVIDIA Corp.(a)	116,549	1,248,240
QLogic Corp.(a)	27,837	427,576
Teradyne Inc.(a)	35,964	280,879
Texas Instruments Inc.	275,465	5,922,498
Xilinx Inc.(b)	58,664	1,375,671

		48,666,290
SOFTWARE—4.16%
Adobe Systems Inc.(a)	111,630	4,406,036
Autodesk Inc.(a)(b)	47,035	1,578,024
Automatic Data Processing Inc.	107,817	4,609,177
BMC Software Inc.(a)(b)	40,126	1,148,807
CA Inc.(b)	83,168	1,660,033
Citrix Systems Inc.(a)(b)	38,564	974,127
Compuware Corp.(a)(b)	55,042	533,357
Electronic Arts Inc.(a)	67,418	2,493,792
Fidelity National Information Services Inc.	39,862	735,853

Fiserv Inc.(a)(b)	34,426	1,629,038
IMS Health Inc.	38,122	720,887
Intuit Inc.(a)(b)	67,407	2,130,735
MasterCard Inc. Class A(b)	15,284	2,710,312
Microsoft Corp.	1,656,713	44,217,670
Novell Inc.(a)	74,108	380,915
Oracle Corp.(a)	827,499	16,806,505
Paychex Inc.	67,341	2,224,273
Salesforce.com Inc.(a)	21,862	1,058,121
Total System Services Inc.	41,666	683,322

		90,700,984

TELECOMMUNICATIONS—5.58%
American Tower Corp. Class A(a)(b)	83,252	2,994,574
AT&T Inc.	1,243,474	34,717,794
CenturyTel Inc.(b)	22,164	812,311
Ciena Corp.(a)	19,409	195,643
Cisco Systems Inc.(a)	1,245,564	28,099,924
Corning Inc.	332,564	5,201,301
Embarq Corp.	29,547	1,198,131
Frontier Communications Corp.(b)	68,160	783,840
Harris Corp.	28,235	1,304,457
JDS Uniphase Corp.(a)(b)	47,705	403,584
Juniper Networks Inc.(a)(b)	114,507	2,412,663
Motorola Inc.	477,305	3,407,958
QUALCOMM Inc.	345,982	14,866,847
Qwest Communications International Inc.(b)	306,926	991,371
Sprint Nextel Corp.	602,418	3,674,750
Tellabs Inc.(a)	81,837	332,258
Verizon Communications Inc.	600,438	19,268,055
Windstream Corp.(b)	93,979	1,028,130

		121,693,591
TEXTILES—0.04%
Cintas Corp.	27,457	788,290

		788,290
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.(b)	27,076	940,079
Mattel Inc.(b)	76,020	1,371,401

		2,311,480
TRANSPORTATION—2.10%
Burlington Northern Santa Fe Corp.	59,778	5,525,281
C.H. Robinson Worldwide Inc.(b)	35,839	1,826,355
CSX Corp.	85,911	4,688,163
Expeditors International Washington Inc.(b)	44,798	1,560,762
FedEx Corp.	65,591	5,184,313
Norfolk Southern Corp.	79,229	5,245,752
Ryder System Inc.(b)	12,088	749,456
Union Pacific Corp.	107,673	7,662,011
United Parcel Service Inc. Class B(b)	212,934	13,391,419

		45,833,512

TOTAL COMMON STOCKS
(Cost: $2,163,181,240)		2,147,016,715

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.89%

MONEY MARKET FUNDS—12.75%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63%(c)(d)	28,657,570	28,657,570

BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	249,349,595	249,349,595

		278,007,165
U.S. TREASURY OBLIGATIONS—0.14%
U.S. Treasury Bill
0.28%, 12/18/08(f)(g)	$150,000	149,909
U.S. Treasury Bill
0.67%, 12/26/08(f)(g)	3,000,000	2,995,233

		3,145,142

TOTAL SHORT-TERM INVESTMENTS
(Cost: $281,154,263)		281,152,307

TOTAL INVESTMENTS IN SECURITIES — 111.38%
(Cost: $2,444,335,503)		2,428,169,022
Other Assets, Less Liabilities — (11.38)%		(248,181,790)

NET ASSETS — 100.00%		$2,179,987,232

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (December 2008)	556	$32,498,200	$(2,223,663)

			$(2,223,663)

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Face Amount	Value
REPURCHASE AGREEMENTS—100.00%
Banc of America Securities LLC Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $100,000,139 (collateralized by U.S. government obligations, value $102,000,037, 4.50%, 11/15/10).	$100,000,000	$100,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $100,000,139 (collateralized by U.S. government obligations, value $102,000,028, 2.63%, 5/31/10).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.25%, dated 9/30/08, due 10/1/08, maturity value $150,001,042 (collateralized by U.S. government obligations, value $153,002,803, 3.38% to 4.63%, 11/15/09 to 6/30/13).	150,000,000	150,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.02%, dated 9/30/08, due 10/1/08, maturity value $130,514,073 (collateralized by U.S. government obligations, value $133,124,364, 2.50% to 5.50%, 3/31/09 to 11/15/17).	130,514,000	130,514,000
Merrill Lynch & Co. Inc. Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $75,000,104, (collateralized by U.S. government obligations, value $76,500,495, 2.50% to 5.88%, 2/4/09 to 3/6/37).	75,000,000	75,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $9,500,013 (collateralized by U.S. government obligations, value $9,693,627, 4.13%, 9/1/09).	9,500,000	9,500,000
Morgan Stanley Tri-Party 0.10%, dated 9/30/08, due 10/1/08, maturity value $150,000,417 (collateralized by U.S. government obligations, value $154,138,004, 0.88% to 4.25%, 1/15/10 to 4/15/32).	150,000,000	150,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $715,014,000)		715,014,000

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $715,014,000)		715,014,000
Other Assets, Less Liabilities — 0.00%		(11,316)

NET ASSETS — 100.00%		$715,002,684

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (collectively, the “Money Market Master Portfolios”) use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which approximates market value, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity. At such intervals as the Board may deem appropriate, a review of the deviation of the Money Market Master Portfolios’ net assets calculated by using available market valuations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Money Market Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, use of amortized cost, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Master Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolios’ net assets are computed and that may materially affect the value of the Master Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The following table summarizes the inputs used in valuing the Master Portfolios’ investments as of September 30, 2008:

Investments in Securities
Master Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
Active Stock	$1,673,329,668	$—	$—	$1,673,329,668
Bond Index	56,887,078	104,185,561	—	161,072,639
CoreAlpha Bond	205,858,945	1,384,803,274	17,771,126	1,608,433,345
Government Money Market	—	584,789,000	—	584,789,000
LifePath Retirement	313,174,346	—	—	313,174,346
LifePath 2010	880,816,514	—	—	880,816,514
LifePath 2020	1,605,483,512	—	—	1,605,483,512
LifePath 2030	1,265,478,852	—	—	1,265,478,852
LifePath 2040	977,835,655	—	—	977,835,655
LifePath 2050	5,507,092	—	—	5,507,092
Money Market	—	28,335,812,371	—	28,335,812,371
Prime Money Market	—	14,696,518,299	—	14,696,518,299
S&P 500 Index	2,428,169,022	—	—	2,428,169,022
Treasury Money Market	—	715,014,000	—	715,014,000

Other Financial Instruments (a)
Master Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
Active Stock	$(1,061,049)	$—	$—	$(1,061,049)
CoreAlpha Bond	(436,534)	2,585,938	—	2,149,404
S&P 500 Index	(2,223,663)	—	—	(2,223,663)

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three quarters ended September 30, 2008:

Master Portfolio	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain(Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Bond Index	$815,869	$—	$—	$—	$(815,869)	$—	$—
CoreAlpha Bond	98,570,544	(5,001,347)	524,328	(58,585,075)	(17,369,545)	17,771,126	(367,779)

FEDERAL INCOME TAXES

As of September 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Active Stock	$1,942,717,179	$—	$(269,387,511)	$(269,387,511)
Bond Index	163,138,367	2,391,999	(4,457,727)	(2,065,728)
CoreAlpha Bond	1,652,535,905	6,691,721	(50,794,281)	(44,102,560)
LifePath Retirement (a)	111,141,450	332,331	(5,903,257)	(5,570,926)
LifePath 2010 (a)	327,551,455	1,265,607	(16,163,036)	(14,897,429)
LifePath 2020 (a)	714,155,939	4,466,446	(39,659,320)	(35,192,874)
LifePath 2030 (a)	640,807,728	2,141,422	(43,679,469)	(41,538,047)
LifePath 2040 (a)	546,650,832	1,781,538	(49,665,857)	(47,884,319)
LifePath 2050 (a)	3,146,980	2,348	(273,195)	(270,847)
S&P 500 Index	2,495,555,362	461,409,224	(528,795,564)	(67,386,340)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

As of September 30, 2008, the Money Market Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

FUTURES CONTRACTS

The Active Stock, Bond Index, CoreAlpha Bond and S&P 500 Index Master Portfolios may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than transacting in the underlying commodity or financial instrument directly. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2008, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $2,000,000, $2,655,000 and $3,150,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities or cash, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of September 30, 2008 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment advisor, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of September 30, 2008 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master

Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of September 30, 2008, the Master Portfolio did not hold any swaptions.

SHORT SALES

The Active Stock and CoreAlpha Bond Master Portfolios may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of the short positions held by the Master Portfolios as of September 30, 2008, if any, are included in the Schedules of Investments.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the respective Money Market Master Portfolios, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the three quarters ended September 30, 2008.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	105	25	88	42	$3,229,225	$213,067	$(816,237)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	143	—	143	4,343,999	36,255	—
iShares Lehman TIPS Bond Fund	294	32	69	257	26,073,303	1,460,446	374,325
iShares MSCI Canada Index Fund	66	33	5	94	2,473,879	9,449	1,939
iShares MSCI EAFE Index Fund	331	151	80	402	22,652,418	513,471	(131,499)
iShares MSCI EAFE Small Cap Index Fund	—	74	1	73	2,467,494	—	(5,232)
iShares MSCI Emerging Markets Index Fund (a)	129	73	15	187	6,471,164	83,370	(79,816)
iShares S&P MidCap 400 Index Fund	138	60	35	163	11,781,655	112,055	12,046
iShares S&P SmallCap 600 Index Fund	90	24	19	95	5,668,684	39,786	(80,789)
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	375	48	290	133	10,173,136	690,845	(2,687,487)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	447	—	447	13,554,177	113,124	—
iShares Lehman TIPS Bond Fund	782	66	184	664	67,294,198	3,802,128	959,110
iShares MSCI Canada Index Fund	239	77	24	292	7,683,799	29,013	457
iShares MSCI EAFE Index Fund	1,152	410	319	1,243	69,972,399	1,619,943	2,095,618
iShares MSCI EAFE Small Cap Index Fund	—	229	—	229	7,742,072	—	—
iShares MSCI Emerging Markets Index Fund (a)	474	155	43	586	20,226,569	268,537	(326,424)
iShares S&P MidCap 400 Index Fund	468	137	104	501	36,260,899	347,877	507,033
iShares S&P SmallCap 600 Index Fund	283	66	63	286	16,990,343	123,402	(255,329)
LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	1,004	145	793	356	27,275,920	1,901,966	(8,457,228)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,210	—	1,210	36,676,343	306,103	—
iShares Lehman TIPS Bond Fund	888	109	239	758	76,796,746	4,405,671	1,275,796
iShares MSCI Canada Index Fund	620	214	80	754	19,870,843	81,393	(37,844)
iShares MSCI EAFE Index Fund	2,992	999	779	3,212	180,844,495	4,443,108	(3,137,808)
iShares MSCI EAFE Small Cap Index Fund	—	593	—	593	20,018,264	—	—
iShares MSCI Emerging Markets Index Fund (a)	1,192	472	159	1,505	51,972,899	737,669	(1,065,030)
iShares S&P MidCap 400 Index Fund	1,150	324	274	1,200	86,856,385	870,865	226,700
iShares S&P SmallCap 600 Index Fund	702	144	158	688	40,943,713	304,760	(672,701)
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	935	168	748	355	27,239,343	1,808,607	(8,469,170)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,153	—	1,153	34,948,309	288,750	—
iShares Lehman TIPS Bond Fund	373	59	104	328	33,179,903	1,880,547	571,725
iShares MSCI Canada Index Fund	574	207	70	711	18,718,047	76,450	(64,125)
iShares MSCI EAFE Index Fund	2,783	890	654	3,019	169,972,797	4,144,824	(5,594,847)

iShares MSCI EAFE Small Cap Index Fund	—	552	—	552	18,661,761	—	—
iShares MSCI Emerging Markets Index Fund (a)	1,115	451	186	1,380	47,650,192	681,895	(1,734,005)
iShares S&P MidCap 400 Index Fund	1,033	239	150	1,122	81,169,685	800,601	(300,115)
iShares S&P SmallCap 600 Index Fund	628	232	201	659	39,238,692	281,437	(1,084,574)
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	805	125	617	313	24,017,479	1,557,385	(7,467,070)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,018	—	1,018	30,855,065	257,518	—
iShares Lehman TIPS Bond Fund	—	107	11	96	9,739,387	235,632	(24,724)
iShares MSCI Canada Index Fund	479	289	150	618	16,277,040	65,387	(254,377)
iShares MSCI EAFE Index Fund	2,356	819	497	2,678	150,755,580	3,569,209	(4,172,543)
iShares MSCI EAFE Small Cap Index Fund	—	473	—	473	15,983,547	—	—
iShares MSCI Emerging Markets Index Fund (a)	937	483	175	1,245	42,981,045	585,206	(1,322,794)
iShares S&P MidCap 400 Index Fund	853	277	167	963	69,693,245	671,643	(823,540)
iShares S&P SmallCap 600 Index Fund	525	241	208	558	33,227,885	237,065	(1,220,447)
LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	—	1	—	1	74,456	864	—
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	3	—	3	91,870	767	—
iShares MSCI Canada Index Fund	—	4	—	4	101,989	—	—
iShares MSCI EAFE Index Fund	—	19	—	19	1,066,153	—	—
iShares MSCI EAFE Small Cap Index Fund	—	3	—	3	115,933	—	—
iShares MSCI Emerging Markets Index Fund (a)	—	9	—	9	301,758	—	(1,435)
iShares S&P MidCap 400 Index Fund	—	7	—	7	535,898	1,668	—
iShares S&P SmallCap 600 Index Fund	—	4	—	4	239,944	638	—

(a)	Shares were adjusted to reflect a three-for-one stock split effective July 24, 2008.

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

In September 2008, FASB issued FASB Staff Position No. 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and requires additional disclosures regarding credit derivatives with sold protection. MIP is currently evaluating the impact this requirement will have on the financial statements.

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: November 24, 2008

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: November 24, 2008